UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05460
AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Premier Portfolio
Investor Class: IMRXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-INV
Invesco Premier Portfolio

Invesco Premier Portfolio
Institutional Class: IPPXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-INST
Invesco Premier Portfolio

Invesco Premier Portfolio
Private Investment Class: IPTXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Private Investment Class)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-PRV
Invesco Premier Portfolio

Invesco Premier Portfolio
Personal Investment Class: IPVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Personal Investment Class)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-PER
Invesco Premier Portfolio

Invesco Premier Portfolio
Reserve Class: IRVXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Reserve Class)	$52	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-RSV
Invesco Premier Portfolio

Invesco Premier Portfolio
Resource Class: IRCXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$10,273,987,613
Total number of portfolio holdings	132
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	54.0%
8-30	3.8%
31-60	4.8%
61-90	5.0%
91-180	20.4%
181+	12.0%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PMF-SAR-RSC
Invesco Premier Portfolio

Invesco Premier U.S. Government Money Portfolio
Investor Class: FUGXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Investor Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$23,583,247,889
Total number of portfolio holdings	141
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	59.1%
8-30	3.1%
31-60	3.0%
61-90	0.4%
91-180	12.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PGM-SAR-INV
Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio
Institutional Class: IUGXX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Premier U.S. Government Money Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Premier U.S. Government Money Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$23,583,247,889
Total number of portfolio holdings	141
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	59.1%
8-30	3.1%
31-60	3.0%
61-90	0.4%
91-180	12.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CM-I-TST-PGM-SAR-INST
Invesco Premier U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2026
Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

2	Schedules of Investments
15	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-41.52%
Australia & New Zealand Banking Group Ltd.(a)	3.65%	03/02/2026	$350,000	$350,000,000
Banco Santander S.A.(a)	3.99%	03/02/2026	100,000	100,000,000
Banco Santander S.A.(a)	4.03%	03/06/2026	50,000	50,000,059
Banco Santander S.A.(a)	4.03%	03/19/2026	50,000	50,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.05%	04/27/2026	80,000	80,000,000
Bank of America N.A. (SOFR + 0.36%)(b)	4.07%	10/02/2026	25,000	25,000,000
Bank of America N.A.	3.82%	01/15/2027	25,000	25,000,000
Barclays Bank PLC (SOFR + 0.37%)(a)(b)	4.05%	10/08/2026	50,000	50,000,000
Canadian Imperial Bank of Commerce(a)	3.63%	03/02/2026	300,000	300,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%)(a)(b)	4.08%	09/08/2026	80,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	4.34%	04/30/2026	50,000	50,000,000
Credit Industriel et Commercial(a)	3.80%	07/02/2026	100,000	100,000,000
Credit Industriel et Commercial(a)	3.79%	07/06/2026	100,000	100,000,000
DNB Bank ASA(a)	3.62%	03/02/2026	400,000	400,000,000
DZ Bank AG(a)	3.61%	03/02/2026	350,000	350,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.01%	08/24/2026	150,000	150,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.00%	08/28/2026	50,000	50,000,000
Goldman Sachs Bank USA	3.80%	10/29/2026	50,000	50,000,000
KEB Hana Bank(a)	3.86%	05/08/2026	150,000	150,000,000
Korea Development Bank(a)	4.26%	03/02/2026	50,000	50,000,000
Korea Development Bank(a)	3.80%	08/07/2026	50,000	50,000,000
Korea Development Bank(a)	3.79%	08/13/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	3.79%	06/12/2026	100,000	100,000,000
Mizuho Bank Ltd.(a)	3.64%	03/02/2026	126,000	126,000,000
Nordea Bank Abp(a)	3.59%	03/02/2026	500,000	500,000,000
Standard Chartered Bank (SOFR + 0.21%)(a)(b)	3.89%	08/06/2026	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%) (Japan)(a)(b)	3.89%	03/11/2026	50,000	49,999,993
Sumitomo Mitsui Banking Corp. (SOFR + 0.23%)(a)(b)	3.90%	04/13/2026	30,000	29,999,977
Svenska Handelsbanken AB(a)	3.60%	03/02/2026	500,000	500,000,000
Swedbank AB(a)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (The)(a)	4.38%	07/09/2026	100,000	100,000,000
Toronto-Dominion Bank (The) (SOFR + 0.30%)(a)(b)	3.98%	07/21/2026	50,000	50,000,000
Total Certificates of Deposit (Cost $4,266,000,029)				4,266,000,029
Commercial Paper-36.97%(c)
Asset Management & Custody Banks-1.40%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.17%	04/29/2026	25,000	25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	49,622,333
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,907,525
BofA Securities, Inc. (SOFR + 0.37%)(b)	4.07%	11/16/2026	10,000	10,000,000
BofA Securities, Inc.	3.85%	11/23/2026	50,000	48,616,792
				143,146,650
Asset-Backed Securities - Consumer Receivables-2.65%
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.01%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (SOFR + 0.35%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.02%	07/02/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Consumer Receivables-(continued)
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.33%	07/17/2026	$50,000	$49,204,583
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	40,000	39,256,689
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	3.99%	10/14/2026	50,000	50,000,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	50,000	49,070,861
				272,532,133
Asset-Backed Securities - Fully Supported-0.58%
Atlantic Asset Securitization LLC(a)(d)	3.83%	04/10/2026	50,000	49,789,445
Ridgefield Funding Co. LLC (SOFR + 0.27%), (CEP - BNP Paribas S.A.)(a)(b)(d)	3.94%	05/04/2026	10,000	10,000,000
				59,789,445
Asset-Backed Securities - Fully Supported Bank-5.18%
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.82%	03/20/2026	14,753	14,723,334
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.84%	04/24/2026	36,237	36,029,362
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.85%	05/21/2026	2,932	2,906,800
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/03/2026	100,000	99,979,500
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/04/2026	100,000	99,969,250
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.96%	03/18/2026	100,200	100,014,519
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.85%	06/25/2026	50,000	49,387,778
Lexington Parker Capital Co. LLC (Multi - CEPs)(a)(d)	3.71%	03/06/2026	64,017	63,984,013
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(d)	3.81%	07/06/2026	50,800	50,129,750
Mountcliff Funding LLC (Multi - CEPs)(a)(d)	3.82%	03/06/2026	15,000	14,992,083
				532,116,389
Diversified Banks-12.92%
ANZ New Zealand Int’l Ltd.(a)(d)	4.23%	03/02/2026	50,000	49,994,250
Bank of Montreal(a)	3.77%	08/19/2026	50,000	49,121,250
Bank of Montreal (SOFR + 0.34%) (Canada)(a)(b)(d)	4.01%	03/01/2027	50,000	50,000,000
Barclays Bank PLC(d)	4.09%	03/12/2026	50,000	49,938,736
Barclays Bank PLC(a)(d)	3.98%	04/24/2026	23,000	22,864,932
Barclays Bank PLC(a)(d)	3.80%	07/07/2026	50,000	49,336,889
Barclays Bank PLC(d)	3.81%	08/18/2026	50,000	49,116,944
Barclays Bank PLC(a)(d)	3.81%	08/19/2026	40,000	39,289,400
Barclays Bank PLC(a)(d)	4.06%	05/18/2026	75,000	74,353,250
Citigroup Global Markets, Inc.(d)	4.37%	05/14/2026	25,000	24,784,681
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(d)	4.01%	06/17/2026	75,000	75,000,000
Citigroup Global Markets, Inc. (SOFR + 0.30%)(b)(d)	4.01%	09/02/2026	100,000	100,000,000
DNB Bank ASA (Norway)(a)(d)	4.33%	04/20/2026	50,000	49,709,028
DNB Bank ASA (Norway)(a)(d)	4.27%	07/07/2026	40,000	39,416,889
DZ Bank AG (Germany)(a)(d)	3.77%	08/12/2026	150,000	147,471,666
ING US Funding LLC (SOFR + 0.26%)(a)(b)(d)	3.69%	03/09/2026	25,000	24,999,890
ING US Funding LLC(a)(d)	4.43%	05/01/2026	40,000	39,709,233
Kreditanstalt fuer Wiederaufbau (Germany)(a)(d)	4.03%	03/12/2026	50,000	49,939,653
Lloyds Bank PLC (United Kingdom)(a)	4.16%	03/09/2026	50,000	49,954,778
Lloyds Bank PLC (United Kingdom)(a)(d)	4.35%	04/24/2026	50,000	49,684,250
Lloyds Bank PLC (SOFR + 0.23%) (United Kingdom)(a)(b)	3.93%	04/30/2026	50,000	49,997,302
Lloyds Bank PLC (United Kingdom)(a)	3.79%	06/15/2026	53,485	52,897,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Westminster Bank PLC (United Kingdom)(a)(d)	3.65%	03/04/2026	$100,000	$99,969,583
Oversea-Chinese Banking Corp. Ltd. (Singapore)(a)(d)	3.95%	03/04/2026	40,000	39,986,967
				1,327,537,157
Diversified Capital Markets-7.05%
Alinghi Funding Co. LLC (CEP - UBS AG)(a)(d)	3.70%	03/06/2026	50,000	49,974,306
Collateralized Commercial Paper V Co. LLC (SOFR + 0.32%), (CEP - JPMorgan Securities LLC)(b)	4.03%	08/03/2026	50,000	50,000,000
Great Bear Funding LLC (SOFR + 0.28%), (CEP - Bank of Nova Scotia)(a)(b)	3.97%	10/09/2026	60,000	60,000,000
Paradelle Funding LLC (SOFR + 0.26%), (CEP - The Toronto-Dominion Bank)(a)(b)	3.98%	11/20/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.36%), (CEP - JPMorgan Securities LLC)(b)	4.05%	09/14/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.41%), (CEP - JPMorgan Securities LLC)(b)	4.12%	11/16/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.40%), (CEP - JPMorgan Securities LLC)(b)	4.11%	12/04/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.35%), (CEP - JPMorgan Securities LLC)(b)	4.06%	02/04/2027	50,000	50,000,000
UBS AG (SOFR + 0.38%)(a)(b)(d)	3.92%	05/15/2026	25,000	25,000,000
UBS AG (SOFR + 0.37%)(a)(b)(d)	4.10%	06/17/2026	35,000	35,000,000
UBS AG (SOFR + 0.35%)(a)(b)(d)	4.09%	09/30/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.08%	10/05/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.07%	10/06/2026	30,000	30,000,000
UBS AG(a)(d)	3.88%	12/21/2026	25,000	24,232,795
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.04%	02/08/2027	60,000	60,000,000
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.06%	02/25/2027	90,000	90,000,000
				724,207,101
Diversified Support Services-0.77%
Lion Bay Funding LLC (SOFR + 0.25%), (Multi - CEPs)(a)(b)(d)	3.86%	06/25/2026	30,000	30,000,000
Lion Bay Funding LLC (Multi - CEPs)(a)(d)	3.78%	07/20/2026	50,000	49,273,459
				79,273,459
Regional Banks-0.73%
ASB Bank Ltd (SOFR + 0.34%) (New Zealand)(a)(b)(d)	4.07%	02/24/2027	75,000	75,000,000
Specialized Finance-5.69%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(a)(d)	3.79%	04/16/2026	150,000	149,279,334
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/03/2026	155,000	154,968,483
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/04/2026	150,000	149,954,250
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/05/2026	10,000	9,995,933
Concord Minutemen Capital Co. LLC (SOFR + 0.34%), (CEP - Goldman Sachs International)(b)(d)	4.01%	06/22/2026	35,000	35,000,000
Podium Funding Trust (SOFR + 0.30%), (CEP - Bank of Montreal) (Canada)(a)(b)	3.70%	03/05/2026	50,000	50,000,000
Podium Funding Trust (SOFR + 0.28%) (Canada)(a)(b)	4.00%	11/17/2026	35,000	35,000,000
				584,198,000
Total Commercial Paper (Cost $3,797,800,334)				3,797,800,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.99%
Credit Enhanced-0.72%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(d)(e)	3.75%	04/01/2035	$17,850	$17,850,000
California (State of) Public Finance Authority (Adventist Health System West); Series 2024C, VRD RB (LOC - PNC Bank, N.A.)(e)(f)	3.70%	12/01/2064	40,000	40,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	3.77%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(e)	3.77%	01/01/2033	3,500	3,500,000
				74,510,000
Education Services-0.27%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB(f)	3.71%	08/01/2045	27,550	27,550,000
Total Variable Rate Demand Notes (Cost $102,060,000)				102,060,000
U.S. Government Sponsored Agency Securities-0.24%
Federal Farm Credit Bank (FFCB)-0.24%
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.81%	08/05/2027	25,000	25,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-79.72% (Cost $8,190,860,363)				8,190,860,363
			Repurchase Amount
Repurchase Agreements-20.50%(g)
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $450,142,125 (collateralized by corporate obligations and non-agency asset-backed securities valued at $472,633,400; 1.75% - 9.42%; 08/15/2026 - 02/15/2056)(a)(h)	3.79%	03/02/2026	50,015,792	50,000,000
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $750,238,750 (collateralized by equity securities valued at $787,650,428; 0.00%)(a)(h)	3.82%	03/02/2026	300,095,500	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $125,505,347 (collateralized by agency and non-agency asset-backed securities and non-agency mortgage-backed securities valued at $137,500,080; 0.00% - 17.13%; 05/15/2026 - 10/25/2069)(a)(i)	3.83%	04/06/2026	60,242,567	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $577,306,389 (collateralized by agency and non-agency asset-backed securities and agency and non-agency mortgage-backed securities valued at $603,750,001; 0.01% - 8.82%; 05/15/2026 - 02/25/2071)(a)(i)	3.80%	04/06/2026	145,581,611	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/21/2026, aggregate maturing value of $300,098,250 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $315,000,001; 2.65% - 9.25%; 10/15/2026 - 10/15/2097)(a)(h)(i)	3.93%	03/02/2026	150,049,125	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/24/2026, aggregate maturing value of $400,289,333 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $420,000,001; 2.80% - 9.63%; 06/03/2026 - 11/24/2085)(a)	3.72%	03/03/2026	125,090,417	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(h)(i)	3.77%	03/02/2026	45,014,138	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 12/18/2025, aggregate maturing value of $300,099,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $329,459,283; 0.00% - 13.00%; 08/01/2026 - 02/04/2066)(a)(h)(i)	3.98%	03/02/2026	100,033,167	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., term agreement dated 09/04/2025, maturing value of $100,033,667 (collateralized by corporate obligations and a non-agency asset-backed security valued at $110,000,448; 4.27% - 9.25%; 12/15/2028 - 03/25/2036)(a)(h)(i)	4.04%	03/02/2026	$100,033,667	$100,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $325,757,615; 0.00% - 8.75%; 03/24/2026 - 05/15/2097)(a)(j)	3.77%	03/02/2026	50,146,403	50,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $184,305,598; 0.00% - 17.15%; 03/23/2026 - 06/25/2065)(j)	3.93%	03/02/2026	175,535,306	175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $50,015,708 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.00% - 5.00%; 07/25/2032 - 10/25/2055)(a)	3.77%	03/02/2026	50,015,708	50,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $200,062,333 (collateralized by equity securities valued at $210,000,001; 0.00%)(a)	3.74%	03/02/2026	25,007,792	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $280,087,967 (collateralized by equity securities valued at $294,000,302; 0.00%)(a)	3.77%	03/02/2026	75,023,563	75,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $150,110,542 (collateralized by an agency mortgage-backed security, corporate obligations and non-agency asset-backed securities valued at $164,407,024; 0.00% - 15.00%; 06/01/2026 - 11/01/2066)(a)	3.79%	03/06/2026	30,022,108	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, a non-agency mortgage-backed security and a U.S. Treasury obligation valued at $87,803,026; 0.00% - 11.50%; 10/29/2026 - 12/21/2065)(a)(j)	3.81%	03/02/2026	80,025,400	80,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	853,980	853,720
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	250,076,458	250,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $300,218,750 (collateralized by corporate obligations valued at $315,011,961; 0.00% - 7.73%; 05/01/2026 - 10/01/2064)(a)	3.75%	03/06/2026	20,014,583	20,000,000
Wells Fargo Securities, LLC, term agreement dated 02/27/2026, maturing value of $278,196,569 (collateralized by agency mortgage-backed securities and corporate obligations valued at $296,199,832; 0.00% - 13.00%; 12/06/2026 - 10/25/2055)	4.27%	06/05/2026	278,196,569	275,000,000
Total Repurchase Agreements (Cost $2,105,853,720)				2,105,853,720
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.22% (Cost $10,296,714,083)				10,296,714,083
OTHER ASSETS LESS LIABILITIES-(0.22)%				(22,726,470)
NET ASSETS-100.00%				$10,273,987,613
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 21.6%; France: 13.1%; United Kingdom: 7.0%; Germany: 5.3%; Sweden: 5.1%; Japan: 5.0%;
other countries less than 5% each: 24.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,025,373,272, which represented 29.45% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-18.54%
Federal Farm Credit Bank (FFCB)-15.46%
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	03/18/2026	$49,000	$49,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(a)	3.70%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(a)	3.74%	04/01/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/03/2026	52,000	52,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	07/01/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/23/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	08/28/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	214,000	214,013,633
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/15/2026	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/18/2026	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	01/14/2027	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	02/03/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	03/11/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	05/13/2027	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	05/24/2027	220,000	220,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	115,000	115,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	200,000	200,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	97,000	97,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	66,000	66,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	93,000	93,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	11/05/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	200,000	200,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	12/29/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	10,000	10,000,000
				3,645,013,633
Federal Home Loan Bank (FHLB)-3.03%
Federal Home Loan Bank(b)	4.00%	03/06/2026	110,000	109,940,264
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	04/08/2027	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	75,000	75,000,000
				714,940,264
U.S. International Development Finance Corp. (DFC)-0.05%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	625	625,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	12/15/2026	600	600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	06/20/2027	1,500	1,499,998
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	06/20/2027	1,000	999,998
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	06/20/2028	4,615	4,615,385
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	2,639	2,638,889
				11,729,270
Total U.S. Government Sponsored Agency Securities (Cost $4,371,683,167)				4,371,683,167
U.S. Treasury Securities-12.63%
U.S. Treasury Bills-10.97%(b)
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	150,000	149,703,625
U.S. Treasury Bills	3.65%	04/14/2026	600,000	597,337,998
U.S. Treasury Bills	3.64%	05/14/2026	100,000	99,258,777
U.S. Treasury Bills	3.64%	06/16/2026	365,000	361,099,925
U.S. Treasury Bills	3.64%	06/23/2026	250,000	247,153,959
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	500,000	492,898,028
U.S. Treasury Bills	3.91%	08/06/2026	100,000	98,347,145
U.S. Treasury Bills	3.58%	08/13/2026	350,000	344,353,276
U.S. Treasury Bills	3.56%	08/20/2026	200,000	196,655,556
				2,586,808,289
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.49%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$115,000	$115,018,708
U.S. Treasury Notes-1.17%
U.S. Treasury Notes	4.63%	06/30/2026	125,000	125,280,640
U.S. Treasury Notes	4.13%	02/28/2027	150,000	150,842,578
				276,123,218
Total U.S. Treasury Securities (Cost $2,977,950,215)				2,977,950,215
U.S. Government Sponsored Agency Mortgage-Backed Securities-6.17%
Federal Home Loan Mortgage Corp. (FHLMC)-3.50%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	105,000	105,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	125,000	125,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	05/05/2027	61,000	61,034,425
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	100,000	99,981,921
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	50,000	50,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	70,000	70,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	125,000	125,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	125,000	125,000,000
				826,016,346
Federal National Mortgage Association (FNMA)-2.67%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	38,500	38,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	85,000	85,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	70,000	70,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	35,000	35,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	175,000	175,000,000
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	51,000	51,000,000
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	153,000	153,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	22,000	22,000,000
				629,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,455,516,346)				1,455,516,346
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-37.34% (Cost $8,805,149,728)				8,805,149,728
			Repurchase Amount
Repurchase Agreements-62.20%(d)
Banco Santander, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,312,902; 1.66% - 8.50%; 08/15/2026 - 03/15/2067)	3.68%	03/02/2026	250,076,667	250,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	100,143,111	100,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$300,092,000	$300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	115,153,653	115,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	150,430,500	150,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	281,096,511	280,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	400,125,667	400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	600,188,500	600,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	621,598,667	600,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	240,075,400	240,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	200,063,167	200,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	61,862,500	60,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	100,397,583	100,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	1,750,535,208	1,750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	650,198,792	650,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	$1,200,367,000	$1,200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	700,214,083	700,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	120,012,233	120,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	125,012,743	125,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	50,005,111	50,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	190,019,264	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	75,007,729	75,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	75,023,250	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	65,020,096	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	40,032,405	40,003,625
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	352,066,294	351,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	375,114,688	375,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	301,498,583	300,000,000
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	210,064,400	210,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	$160,565,275	$155,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	166,196,089	160,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(e)	3.87%	07/24/2026	232,981,875	225,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	396,936,800	390,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	61,577,825	61,558,998
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	253,437,800	245,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	465,246,667	456,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	250,179,861	250,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	485,347,988	485,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	500,152,500	500,000,000
TD Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $950,291,333 (collateralized by agency mortgage-backed securities valued at $969,000,001; 1.75% - 7.71%; 05/25/2028 - 11/16/2065)	3.68%	03/02/2026	210,064,400	210,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2026, aggregate maturing value of $480,345,333 (collateralized by agency mortgage-backed securities valued at $489,600,000; 2.50% - 5.16%; 11/20/2051 - 11/20/2055)	3.70%	03/04/2026	350,251,806	350,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	300,091,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	60,556,500	60,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	$357,073,500	$350,000,000
Total Repurchase Agreements (Cost $14,669,375,123)				14,669,375,123
TOTAL INVESTMENTS IN SECURITIES(j)-99.54% (Cost $23,474,524,851)				23,474,524,851
OTHER ASSETS LESS LIABILITIES-0.46%				108,723,038
NET ASSETS-100.00%				$23,583,247,889
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:
Investments in unaffiliated securities, at value	$8,190,860,363	$8,805,149,728
Repurchase agreements, at value and cost	2,105,853,720	14,669,375,123
Receivable for:
Fund shares sold	22,143,775	36,966,441
Interest	23,225,959	118,285,029
Fund expenses absorbed	549,677	1,279,659
Investment for trustee deferred compensation and retirement plans	676,954	158,225
Other assets	646	-
Total assets	10,343,311,094	23,631,214,205
Liabilities:
Payable for:
Investments purchased	50,000,000	-
Fund shares reacquired	14,782,266	16,613,778
Amount due custodian	184,399	688,246
Dividends	1,716,612	25,935,700
Accrued fees to affiliates	1,963,250	4,570,367
Trustee deferred compensation and retirement plans	676,954	158,225
Total liabilities	69,323,481	47,966,316
Net assets applicable to shares outstanding	$10,273,987,613	$23,583,247,889
Net assets consist of:
Shares of beneficial interest	$10,273,860,141	$23,582,010,644
Distributable earnings (loss)	127,472	1,237,245
	$10,273,987,613	$23,583,247,889
Net Assets:
Institutional Class	$9,969,137,266	$21,345,505,952
Investor Class	$304,172,544	$2,237,741,937
Personal Investment Class	$46,037	$-
Private Investment Class	$28,202	$-
Reserve Class	$11,773	$-
Resource Class	$591,791	$-
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,968,696,101	21,343,259,908
Investor Class	304,158,804	2,237,627,313
Personal Investment Class	46,034	-
Private Investment Class	28,201	-
Reserve Class	11,772	-
Resource Class	591,765	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$10,296,714,083	$23,474,524,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:
Interest	$207,152,631	$473,965,729
Expenses:
Advisory fees	12,490,377	29,625,435
Distribution fees:
Personal Investment Class	93	-
Private Investment Class	42	-
Reserve Class	50	-
Resource Class	531	-
Total expenses	12,491,093	29,625,435
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,497,285)	(8,295,075)
Net expenses	8,993,808	21,330,360
Net investment income	198,158,823	452,635,369
Net realized gain from unaffiliated investment securities	1	229,656
Net increase in net assets resulting from operations	$198,158,824	$452,865,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$198,158,823	$391,303,721	$452,635,369	$947,744,398

Net realized gain	1	2,356	229,656	676,482

Net increase in net assets resulting from operations	198,158,824	391,306,077	452,865,025	948,420,880

Distributions to shareholders from distributable earnings:
Institutional Class	(191,931,246)	(381,517,915)	(416,666,462)	(918,978,369)

Investor Class	(6,213,597)	(9,233,389)	(35,968,907)	(28,766,029)

Personal Investment Class	(573)	(520,037)	-	-

Private Investment Class	(508)	(1,143)	-	-

Reserve Class	(179)	(415)	-	-

Resource Class	(12,720)	(30,822)	-	-

Total distributions from distributable earnings	(198,158,823)	(391,303,721)	(452,635,369)	(947,744,398)

Share transactions-net:
Institutional Class	554,179,626	1,849,359,762	(791,008,393)	3,247,715,592

Investor Class	20,302,349	131,397,110	714,934,612	1,117,830,204

Personal Investment Class	34,200	(13,619,385)	-	-

Private Investment Class	509	1,256	-	-

Reserve Class	180	458	-	-

Resource Class	(131,850)	33,862	-	-

Net increase (decrease) in net assets resulting from share transactions	574,385,014	1,967,173,063	(76,073,781)	4,365,545,796

Net increase (decrease) in net assets	574,385,015	1,967,175,419	(75,844,125)	4,366,222,278

Net assets:
Beginning of period	9,699,602,598	7,732,427,179	23,659,092,014	19,292,869,736

End of period	$10,273,987,613	$9,699,602,598	$23,583,247,889	$23,659,092,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Investor Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.99%	$304,173	0.18%(c)	0.25%(c)	3.97%(c)
Year ended 08/31/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.62	283,867	0.18	0.25	4.50
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	152,477	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.49	158,473	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	0.00	0.01	(0.01)	1.00	0.51	43,003	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	45,025	0.18	0.25	0.07
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.91	2,237,742	0.18 (c)	0.25 (c)	3.82 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.50	1,522,789	0.18	0.25	4.39
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	404,892	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	341,727	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	51,389	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	39,160	0.12	0.25	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this
19
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each
20
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$3,497,285
Invesco Premier U.S. Government Money Portfolio	8,295,075
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds.  Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Funds’ custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the
21
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,010,776,694	$6,010,776,694	11,598,875,406	$11,598,875,406
Investor Class	281,911,148	281,911,148	521,969,267	521,969,267
Personal Investment Class	33,627	33,627	13,222,425	13,222,425
Private Investment Class	1	1	113	113
Reserve Class	1	1	43	43
Resource Class	-	-	3,040	3,040
Issued as reinvestment of dividends:
Institutional Class	179,106,480	179,106,480	381,517,885	381,517,885
Investor Class	5,159,105	5,159,105	9,226,500	9,226,500
Personal Investment Class	573	573	520,037	520,037
Private Investment Class	508	508	1,143	1,143
Reserve Class	179	179	415	415
Resource Class	12,497	12,497	30,822	30,822
Reacquired:
Institutional Class	(5,635,703,548)	(5,635,703,548)	(10,131,033,529)	(10,131,033,529)
Investor Class	(266,767,904)	(266,767,904)	(399,798,657)	(399,798,657)
Personal Investment Class	-	-	(27,361,847)	(27,361,847)
Resource Class	(144,347)	(144,347)	-	-
Net increase in share activity	574,385,014	$574,385,014	1,967,173,063	$1,967,173,063

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Share Information—(continued)
Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,149,717,557	$27,149,717,557	62,626,497,809	$62,626,497,809
Investor Class	3,564,720,048	3,564,720,048	2,039,620,515	2,039,620,515
Issued as reinvestment of dividends:
Institutional Class	241,852,971	241,852,971	568,104,666	568,104,666
Investor Class	34,266,832	34,266,832	28,761,155	28,761,155
Reacquired:
Institutional Class	(28,182,578,921)	(28,182,578,921)	(59,946,886,883)	(59,946,886,883)
Investor Class	(2,884,052,268)	(2,884,052,268)	(950,551,466)	(950,551,466)
Net increase (decrease) in share activity	(76,073,781)	$(76,073,781)	4,365,545,796	$4,365,545,796

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
24
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-INV

Semi-Annual Financial Statements and Other Information
February 28, 2026
Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio

2	Schedules of Investments
15	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-41.52%
Australia & New Zealand Banking Group Ltd.(a)	3.65%	03/02/2026	$350,000	$350,000,000
Banco Santander S.A.(a)	3.99%	03/02/2026	100,000	100,000,000
Banco Santander S.A.(a)	4.03%	03/06/2026	50,000	50,000,059
Banco Santander S.A.(a)	4.03%	03/19/2026	50,000	50,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.05%	04/27/2026	80,000	80,000,000
Bank of America N.A. (SOFR + 0.36%)(b)	4.07%	10/02/2026	25,000	25,000,000
Bank of America N.A.	3.82%	01/15/2027	25,000	25,000,000
Barclays Bank PLC (SOFR + 0.37%)(a)(b)	4.05%	10/08/2026	50,000	50,000,000
Canadian Imperial Bank of Commerce(a)	3.63%	03/02/2026	300,000	300,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%)(a)(b)	4.08%	09/08/2026	80,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	4.34%	04/30/2026	50,000	50,000,000
Credit Industriel et Commercial(a)	3.80%	07/02/2026	100,000	100,000,000
Credit Industriel et Commercial(a)	3.79%	07/06/2026	100,000	100,000,000
DNB Bank ASA(a)	3.62%	03/02/2026	400,000	400,000,000
DZ Bank AG(a)	3.61%	03/02/2026	350,000	350,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.01%	08/24/2026	150,000	150,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.00%	08/28/2026	50,000	50,000,000
Goldman Sachs Bank USA	3.80%	10/29/2026	50,000	50,000,000
KEB Hana Bank(a)	3.86%	05/08/2026	150,000	150,000,000
Korea Development Bank(a)	4.26%	03/02/2026	50,000	50,000,000
Korea Development Bank(a)	3.80%	08/07/2026	50,000	50,000,000
Korea Development Bank(a)	3.79%	08/13/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	3.79%	06/12/2026	100,000	100,000,000
Mizuho Bank Ltd.(a)	3.64%	03/02/2026	126,000	126,000,000
Nordea Bank Abp(a)	3.59%	03/02/2026	500,000	500,000,000
Standard Chartered Bank (SOFR + 0.21%)(a)(b)	3.89%	08/06/2026	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%) (Japan)(a)(b)	3.89%	03/11/2026	50,000	49,999,993
Sumitomo Mitsui Banking Corp. (SOFR + 0.23%)(a)(b)	3.90%	04/13/2026	30,000	29,999,977
Svenska Handelsbanken AB(a)	3.60%	03/02/2026	500,000	500,000,000
Swedbank AB(a)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (The)(a)	4.38%	07/09/2026	100,000	100,000,000
Toronto-Dominion Bank (The) (SOFR + 0.30%)(a)(b)	3.98%	07/21/2026	50,000	50,000,000
Total Certificates of Deposit (Cost $4,266,000,029)				4,266,000,029
Commercial Paper-36.97%(c)
Asset Management & Custody Banks-1.40%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.17%	04/29/2026	25,000	25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	49,622,333
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,907,525
BofA Securities, Inc. (SOFR + 0.37%)(b)	4.07%	11/16/2026	10,000	10,000,000
BofA Securities, Inc.	3.85%	11/23/2026	50,000	48,616,792
				143,146,650
Asset-Backed Securities - Consumer Receivables-2.65%
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.01%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (SOFR + 0.35%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.02%	07/02/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Consumer Receivables-(continued)
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.33%	07/17/2026	$50,000	$49,204,583
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	40,000	39,256,689
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	3.99%	10/14/2026	50,000	50,000,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	50,000	49,070,861
				272,532,133
Asset-Backed Securities - Fully Supported-0.58%
Atlantic Asset Securitization LLC(a)(d)	3.83%	04/10/2026	50,000	49,789,445
Ridgefield Funding Co. LLC (SOFR + 0.27%), (CEP - BNP Paribas S.A.)(a)(b)(d)	3.94%	05/04/2026	10,000	10,000,000
				59,789,445
Asset-Backed Securities - Fully Supported Bank-5.18%
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.82%	03/20/2026	14,753	14,723,334
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.84%	04/24/2026	36,237	36,029,362
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.85%	05/21/2026	2,932	2,906,800
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/03/2026	100,000	99,979,500
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/04/2026	100,000	99,969,250
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.96%	03/18/2026	100,200	100,014,519
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.85%	06/25/2026	50,000	49,387,778
Lexington Parker Capital Co. LLC (Multi - CEPs)(a)(d)	3.71%	03/06/2026	64,017	63,984,013
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(d)	3.81%	07/06/2026	50,800	50,129,750
Mountcliff Funding LLC (Multi - CEPs)(a)(d)	3.82%	03/06/2026	15,000	14,992,083
				532,116,389
Diversified Banks-12.92%
ANZ New Zealand Int’l Ltd.(a)(d)	4.23%	03/02/2026	50,000	49,994,250
Bank of Montreal(a)	3.77%	08/19/2026	50,000	49,121,250
Bank of Montreal (SOFR + 0.34%) (Canada)(a)(b)(d)	4.01%	03/01/2027	50,000	50,000,000
Barclays Bank PLC(d)	4.09%	03/12/2026	50,000	49,938,736
Barclays Bank PLC(a)(d)	3.98%	04/24/2026	23,000	22,864,932
Barclays Bank PLC(a)(d)	3.80%	07/07/2026	50,000	49,336,889
Barclays Bank PLC(d)	3.81%	08/18/2026	50,000	49,116,944
Barclays Bank PLC(a)(d)	3.81%	08/19/2026	40,000	39,289,400
Barclays Bank PLC(a)(d)	4.06%	05/18/2026	75,000	74,353,250
Citigroup Global Markets, Inc.(d)	4.37%	05/14/2026	25,000	24,784,681
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(d)	4.01%	06/17/2026	75,000	75,000,000
Citigroup Global Markets, Inc. (SOFR + 0.30%)(b)(d)	4.01%	09/02/2026	100,000	100,000,000
DNB Bank ASA (Norway)(a)(d)	4.33%	04/20/2026	50,000	49,709,028
DNB Bank ASA (Norway)(a)(d)	4.27%	07/07/2026	40,000	39,416,889
DZ Bank AG (Germany)(a)(d)	3.77%	08/12/2026	150,000	147,471,666
ING US Funding LLC (SOFR + 0.26%)(a)(b)(d)	3.69%	03/09/2026	25,000	24,999,890
ING US Funding LLC(a)(d)	4.43%	05/01/2026	40,000	39,709,233
Kreditanstalt fuer Wiederaufbau (Germany)(a)(d)	4.03%	03/12/2026	50,000	49,939,653
Lloyds Bank PLC (United Kingdom)(a)	4.16%	03/09/2026	50,000	49,954,778
Lloyds Bank PLC (United Kingdom)(a)(d)	4.35%	04/24/2026	50,000	49,684,250
Lloyds Bank PLC (SOFR + 0.23%) (United Kingdom)(a)(b)	3.93%	04/30/2026	50,000	49,997,302
Lloyds Bank PLC (United Kingdom)(a)	3.79%	06/15/2026	53,485	52,897,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Westminster Bank PLC (United Kingdom)(a)(d)	3.65%	03/04/2026	$100,000	$99,969,583
Oversea-Chinese Banking Corp. Ltd. (Singapore)(a)(d)	3.95%	03/04/2026	40,000	39,986,967
				1,327,537,157
Diversified Capital Markets-7.05%
Alinghi Funding Co. LLC (CEP - UBS AG)(a)(d)	3.70%	03/06/2026	50,000	49,974,306
Collateralized Commercial Paper V Co. LLC (SOFR + 0.32%), (CEP - JPMorgan Securities LLC)(b)	4.03%	08/03/2026	50,000	50,000,000
Great Bear Funding LLC (SOFR + 0.28%), (CEP - Bank of Nova Scotia)(a)(b)	3.97%	10/09/2026	60,000	60,000,000
Paradelle Funding LLC (SOFR + 0.26%), (CEP - The Toronto-Dominion Bank)(a)(b)	3.98%	11/20/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.36%), (CEP - JPMorgan Securities LLC)(b)	4.05%	09/14/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.41%), (CEP - JPMorgan Securities LLC)(b)	4.12%	11/16/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.40%), (CEP - JPMorgan Securities LLC)(b)	4.11%	12/04/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.35%), (CEP - JPMorgan Securities LLC)(b)	4.06%	02/04/2027	50,000	50,000,000
UBS AG (SOFR + 0.38%)(a)(b)(d)	3.92%	05/15/2026	25,000	25,000,000
UBS AG (SOFR + 0.37%)(a)(b)(d)	4.10%	06/17/2026	35,000	35,000,000
UBS AG (SOFR + 0.35%)(a)(b)(d)	4.09%	09/30/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.08%	10/05/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.07%	10/06/2026	30,000	30,000,000
UBS AG(a)(d)	3.88%	12/21/2026	25,000	24,232,795
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.04%	02/08/2027	60,000	60,000,000
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.06%	02/25/2027	90,000	90,000,000
				724,207,101
Diversified Support Services-0.77%
Lion Bay Funding LLC (SOFR + 0.25%), (Multi - CEPs)(a)(b)(d)	3.86%	06/25/2026	30,000	30,000,000
Lion Bay Funding LLC (Multi - CEPs)(a)(d)	3.78%	07/20/2026	50,000	49,273,459
				79,273,459
Regional Banks-0.73%
ASB Bank Ltd (SOFR + 0.34%) (New Zealand)(a)(b)(d)	4.07%	02/24/2027	75,000	75,000,000
Specialized Finance-5.69%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(a)(d)	3.79%	04/16/2026	150,000	149,279,334
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/03/2026	155,000	154,968,483
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/04/2026	150,000	149,954,250
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/05/2026	10,000	9,995,933
Concord Minutemen Capital Co. LLC (SOFR + 0.34%), (CEP - Goldman Sachs International)(b)(d)	4.01%	06/22/2026	35,000	35,000,000
Podium Funding Trust (SOFR + 0.30%), (CEP - Bank of Montreal) (Canada)(a)(b)	3.70%	03/05/2026	50,000	50,000,000
Podium Funding Trust (SOFR + 0.28%) (Canada)(a)(b)	4.00%	11/17/2026	35,000	35,000,000
				584,198,000
Total Commercial Paper (Cost $3,797,800,334)				3,797,800,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.99%
Credit Enhanced-0.72%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(d)(e)	3.75%	04/01/2035	$17,850	$17,850,000
California (State of) Public Finance Authority (Adventist Health System West); Series 2024C, VRD RB (LOC - PNC Bank, N.A.)(e)(f)	3.70%	12/01/2064	40,000	40,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	3.77%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(e)	3.77%	01/01/2033	3,500	3,500,000
				74,510,000
Education Services-0.27%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB(f)	3.71%	08/01/2045	27,550	27,550,000
Total Variable Rate Demand Notes (Cost $102,060,000)				102,060,000
U.S. Government Sponsored Agency Securities-0.24%
Federal Farm Credit Bank (FFCB)-0.24%
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.81%	08/05/2027	25,000	25,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-79.72% (Cost $8,190,860,363)				8,190,860,363
			Repurchase Amount
Repurchase Agreements-20.50%(g)
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $450,142,125 (collateralized by corporate obligations and non-agency asset-backed securities valued at $472,633,400; 1.75% - 9.42%; 08/15/2026 - 02/15/2056)(a)(h)	3.79%	03/02/2026	50,015,792	50,000,000
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $750,238,750 (collateralized by equity securities valued at $787,650,428; 0.00%)(a)(h)	3.82%	03/02/2026	300,095,500	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $125,505,347 (collateralized by agency and non-agency asset-backed securities and non-agency mortgage-backed securities valued at $137,500,080; 0.00% - 17.13%; 05/15/2026 - 10/25/2069)(a)(i)	3.83%	04/06/2026	60,242,567	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $577,306,389 (collateralized by agency and non-agency asset-backed securities and agency and non-agency mortgage-backed securities valued at $603,750,001; 0.01% - 8.82%; 05/15/2026 - 02/25/2071)(a)(i)	3.80%	04/06/2026	145,581,611	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/21/2026, aggregate maturing value of $300,098,250 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $315,000,001; 2.65% - 9.25%; 10/15/2026 - 10/15/2097)(a)(h)(i)	3.93%	03/02/2026	150,049,125	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/24/2026, aggregate maturing value of $400,289,333 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $420,000,001; 2.80% - 9.63%; 06/03/2026 - 11/24/2085)(a)	3.72%	03/03/2026	125,090,417	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(h)(i)	3.77%	03/02/2026	45,014,138	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 12/18/2025, aggregate maturing value of $300,099,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $329,459,283; 0.00% - 13.00%; 08/01/2026 - 02/04/2066)(a)(h)(i)	3.98%	03/02/2026	100,033,167	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., term agreement dated 09/04/2025, maturing value of $100,033,667 (collateralized by corporate obligations and a non-agency asset-backed security valued at $110,000,448; 4.27% - 9.25%; 12/15/2028 - 03/25/2036)(a)(h)(i)	4.04%	03/02/2026	$100,033,667	$100,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $325,757,615; 0.00% - 8.75%; 03/24/2026 - 05/15/2097)(a)(j)	3.77%	03/02/2026	50,146,403	50,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $184,305,598; 0.00% - 17.15%; 03/23/2026 - 06/25/2065)(j)	3.93%	03/02/2026	175,535,306	175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $50,015,708 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.00% - 5.00%; 07/25/2032 - 10/25/2055)(a)	3.77%	03/02/2026	50,015,708	50,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $200,062,333 (collateralized by equity securities valued at $210,000,001; 0.00%)(a)	3.74%	03/02/2026	25,007,792	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $280,087,967 (collateralized by equity securities valued at $294,000,302; 0.00%)(a)	3.77%	03/02/2026	75,023,563	75,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $150,110,542 (collateralized by an agency mortgage-backed security, corporate obligations and non-agency asset-backed securities valued at $164,407,024; 0.00% - 15.00%; 06/01/2026 - 11/01/2066)(a)	3.79%	03/06/2026	30,022,108	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, a non-agency mortgage-backed security and a U.S. Treasury obligation valued at $87,803,026; 0.00% - 11.50%; 10/29/2026 - 12/21/2065)(a)(j)	3.81%	03/02/2026	80,025,400	80,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	853,980	853,720
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	250,076,458	250,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $300,218,750 (collateralized by corporate obligations valued at $315,011,961; 0.00% - 7.73%; 05/01/2026 - 10/01/2064)(a)	3.75%	03/06/2026	20,014,583	20,000,000
Wells Fargo Securities, LLC, term agreement dated 02/27/2026, maturing value of $278,196,569 (collateralized by agency mortgage-backed securities and corporate obligations valued at $296,199,832; 0.00% - 13.00%; 12/06/2026 - 10/25/2055)	4.27%	06/05/2026	278,196,569	275,000,000
Total Repurchase Agreements (Cost $2,105,853,720)				2,105,853,720
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.22% (Cost $10,296,714,083)				10,296,714,083
OTHER ASSETS LESS LIABILITIES-(0.22)%				(22,726,470)
NET ASSETS-100.00%				$10,273,987,613
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 21.6%; France: 13.1%; United Kingdom: 7.0%; Germany: 5.3%; Sweden: 5.1%; Japan: 5.0%;
other countries less than 5% each: 24.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,025,373,272, which represented 29.45% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-18.54%
Federal Farm Credit Bank (FFCB)-15.46%
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	03/18/2026	$49,000	$49,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(a)	3.70%	03/26/2026	35,000	35,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.10%)(a)	3.74%	04/01/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/03/2026	52,000	52,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/18/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	07/01/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/23/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	08/26/2026	10,000	10,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	08/28/2026	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/04/2026	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/09/2026	214,000	214,013,633
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	09/25/2026	215,000	215,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/01/2026	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/06/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	10/15/2026	61,000	61,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	11/23/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/02/2026	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	12/07/2026	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/09/2026	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/18/2026	124,000	124,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	12/30/2026	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	3.82%	01/14/2027	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	02/03/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	03/11/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/24/2027	80,000	80,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	03/26/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/02/2027	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	04/09/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	05/13/2027	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	05/14/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	3.73%	05/24/2027	220,000	220,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	3.74%	06/23/2027	115,000	115,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	06/29/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	07/09/2027	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	3.79%	07/21/2027	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/27/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	07/30/2027	200,000	200,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	3.80%	08/27/2027	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/02/2027	97,000	97,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/10/2027	66,000	66,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/22/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	09/24/2027	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	09/28/2027	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	10/08/2027	93,000	93,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	10/22/2027	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.13%)(a)	3.81%	11/03/2027	$25,000	$25,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	3.75%	11/05/2027	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	3.78%	12/01/2027	200,000	200,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	12/29/2027	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/12/2028	100,000	100,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	3.76%	01/20/2028	70,000	70,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	3.77%	02/17/2028	10,000	10,000,000
				3,645,013,633
Federal Home Loan Bank (FHLB)-3.03%
Federal Home Loan Bank(b)	4.00%	03/06/2026	110,000	109,940,264
Federal Home Loan Bank (SOFR)(a)	3.68%	06/10/2026	300,000	300,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	3.69%	07/10/2026	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	3.82%	09/24/2026	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	3.76%	04/08/2027	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	3.79%	07/19/2027	75,000	75,000,000
				714,940,264
U.S. International Development Finance Corp. (DFC)-0.05%(c)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	09/15/2026	750	750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.94%	09/15/2026	625	625,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	12/15/2026	600	600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	06/20/2027	1,500	1,499,998
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	06/20/2027	1,000	999,998
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	06/20/2028	4,615	4,615,385
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)	3.82%	10/15/2030	2,639	2,638,889
				11,729,270
Total U.S. Government Sponsored Agency Securities (Cost $4,371,683,167)				4,371,683,167
U.S. Treasury Securities-12.63%
U.S. Treasury Bills-10.97%(b)
U.S. Treasury Bills	4.11%-4.12%	03/19/2026	150,000	149,703,625
U.S. Treasury Bills	3.65%	04/14/2026	600,000	597,337,998
U.S. Treasury Bills	3.64%	05/14/2026	100,000	99,258,777
U.S. Treasury Bills	3.64%	06/16/2026	365,000	361,099,925
U.S. Treasury Bills	3.64%	06/23/2026	250,000	247,153,959
U.S. Treasury Bills	4.07%-4.12%	07/09/2026	500,000	492,898,028
U.S. Treasury Bills	3.91%	08/06/2026	100,000	98,347,145
U.S. Treasury Bills	3.58%	08/13/2026	350,000	344,353,276
U.S. Treasury Bills	3.56%	08/20/2026	200,000	196,655,556
				2,586,808,289
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-0.49%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%)(a)	3.80%	04/30/2027	$115,000	$115,018,708
U.S. Treasury Notes-1.17%
U.S. Treasury Notes	4.63%	06/30/2026	125,000	125,280,640
U.S. Treasury Notes	4.13%	02/28/2027	150,000	150,842,578
				276,123,218
Total U.S. Treasury Securities (Cost $2,977,950,215)				2,977,950,215
U.S. Government Sponsored Agency Mortgage-Backed Securities-6.17%
Federal Home Loan Mortgage Corp. (FHLMC)-3.50%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/04/2026	105,000	105,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/16/2026	40,000	40,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/29/2026	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.13%)(a)	3.81%	04/23/2027	125,000	125,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	05/05/2027	61,000	61,034,425
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(a)	3.78%	06/16/2027	100,000	99,981,921
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	3.80%	08/11/2027	50,000	50,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	09/22/2027	70,000	70,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/06/2027	125,000	125,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	3.82%	10/14/2027	125,000	125,000,000
				826,016,346
Federal National Mortgage Association (FNMA)-2.67%
Federal National Mortgage Association (SOFR + 0.10%)(a)	3.78%	06/18/2026	38,500	38,500,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	08/21/2026	85,000	85,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	09/11/2026	70,000	70,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	11/20/2026	35,000	35,000,000
Federal National Mortgage Association (SOFR + 0.14%)(a)	3.82%	12/11/2026	175,000	175,000,000
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	12/22/2027	51,000	51,000,000
Federal National Mortgage Association (SOFR + 0.08%)(a)	3.76%	01/07/2028	153,000	153,000,000
Federal National Mortgage Association (SOFR + 0.09%)(a)	3.77%	02/02/2028	22,000	22,000,000
				629,500,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,455,516,346)				1,455,516,346
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-37.34% (Cost $8,805,149,728)				8,805,149,728
			Repurchase Amount
Repurchase Agreements-62.20%(d)
Banco Santander, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,312,902; 1.66% - 8.50%; 08/15/2026 - 03/15/2067)	3.68%	03/02/2026	250,076,667	250,000,000
Bank of Montreal, joint term agreement dated 02/23/2026, aggregate maturing value of $1,001,431,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,002; 1.25% - 5.00%; 11/30/2026 - 08/15/2055)(e)	3.68%	03/09/2026	100,143,111	100,000,000
Bank of Montreal, joint term agreement dated 02/24/2026, aggregate maturing value of $1,350,968,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,000; 0.00% - 5.00%; 05/07/2026 - 11/15/2055)	3.69%	03/03/2026	300,215,250	300,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.50% - 7.00%; 03/01/2027 - 10/20/2065)	3.68%	03/02/2026	$300,092,000	$300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/19/2026, aggregate maturing value of $500,668,056 (collateralized by agency mortgage-backed securities valued at $510,000,001; 4.50% - 5.50%; 03/01/2055 - 03/01/2056)(e)	3.70%	03/04/2026	115,153,653	115,000,000
BMO Capital Markets Corp., joint term agreement dated 02/20/2026, aggregate maturing value of $1,002,870,000 (collateralized by agency mortgage- backed securities valued at $1,020,000,000; 1.50% - 8.00%; 10/15/2027 - 03/01/2056)(e)	3.69%	03/20/2026	150,430,500	150,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $1,505,874,167 (collateralized by agency mortgage- backed securities valued at $1,530,000,003; 2.50% - 7.00%; 12/20/2038 - 05/20/2075)(e)	3.71%	04/06/2026	281,096,511	280,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(e)(f)	3.77%	03/02/2026	400,125,667	400,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,628,333 (collateralized by agency mortgage-backed securities, a U.S. government sponsored agency obligation and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 04/25/2026 - 10/20/2065)(e)(f)	3.77%	03/02/2026	600,188,500	600,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,210; 0.00% - 6.63%; 03/12/2026 - 02/15/2056)(e)	3.88%	07/20/2026	621,598,667	600,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,750,549,792 (collateralized by U.S. Treasury obligations valued at $1,785,000,089; 0.00% - 6.25%; 02/28/2026 - 08/15/2055)(e)(f)	3.77%	03/02/2026	240,075,400	240,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,315,834 (collateralized by agency mortgage- backed securities valued at $1,020,000,006; 1.50% - 6.00%; 03/25/2028 - 03/20/2073)(e)(f)	3.79%	03/02/2026	200,063,167	200,000,000
BofA Securities, Inc., joint term agreement dated 09/11/2025, aggregate maturing value of $515,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,204; 0.00% - 6.25%; 02/28/2026 - 05/15/2054)	3.75%	07/07/2026	61,862,500	60,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 01/29/2026, aggregate maturing value of $602,385,500 (collateralized by U.S. Treasury obligations valued at $612,000,024; 0.13% - 4.88%; 04/15/2026 - 02/15/2055)(e)	3.67%	03/09/2026	100,397,583	100,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/27/2026, aggregate maturing value of $6,501,987,917 (collateralized by U.S. Treasury obligations valued at $6,630,000,183; 0.00% - 4.88%; 04/09/2026 - 08/15/2053)	3.67%	03/02/2026	1,750,535,208	1,750,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 02/27/2026, aggregate maturing value of $2,700,825,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,209; 0.00% - 5.00%; 05/07/2026 - 05/15/2055)	3.67%	03/02/2026	500,152,917	500,000,000
Fixed Income Clearing Corp. - ING Financial Markets, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,000,073; 0.00% - 4.63%; 03/03/2026 - 08/15/2052)	3.67%	03/02/2026	650,198,792	650,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Fixed Income Clearing Corp. - State Street Bank, joint agreement dated 02/27/2026, aggregate maturing value of $6,251,911,458 (collateralized by U.S. Treasury obligations valued at $6,375,000,337; 2.00% - 5.00%; 11/15/2041 - 11/15/2049)	3.67%	03/02/2026	$1,200,367,000	$1,200,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 02/27/2026, aggregate maturing value of $2,000,611,667 (collateralized by U.S. Treasury obligations valued at $2,040,000,158; 1.75% - 4.88%; 05/15/2028 - 05/15/2055)	3.67%	03/02/2026	700,214,083	700,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/06/2026, aggregate maturing value of $560,057,089 (collateralized by U.S. Treasury obligations valued at $571,200,101; 2.88% - 5.00%; 05/15/2034 - 08/15/2054)(g)	3.67%	07/01/2026	120,012,233	120,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/08/2026, aggregate maturing value of $700,071,361 (collateralized by U.S. Treasury obligations valued at $714,000,128; 2.25% - 4.75%; 08/15/2040 - 05/15/2053)(g)	3.67%	07/01/2026	125,012,743	125,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 01/28/2026, aggregate maturing value of $500,051,111 (collateralized by U.S. Treasury obligations valued at $510,000,209; 1.25% - 4.75%; 09/30/2028 - 08/15/2055)(g)	3.68%	07/01/2026	50,005,111	50,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/24/2026, aggregate maturing value of $1,000,101,389 (collateralized by U.S. Treasury obligations valued at $1,020,000,222; 2.88% - 5.00%; 02/15/2036 - 05/15/2055)(g)	3.65%	03/03/2026	190,019,264	190,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,072,139 (collateralized by U.S. Treasury obligations valued at $714,000,333; 4.63% - 5.00%; 09/30/2028 - 05/15/2055)(g)	3.71%	03/12/2026	75,007,729	75,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint term agreement dated 02/26/2026, aggregate maturing value of $700,217,000 (collateralized by U.S. Treasury obligations valued at $714,000,294; 1.25% - 5.00%; 09/30/2028 - 08/15/2054)(h)	3.72%	03/16/2026	75,023,250	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.25% - 6.00%; 12/25/2030 - 09/20/2065)(i)	3.71%	03/02/2026	65,020,096	65,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/25/2026, aggregate maturing value of $350,261,588 (collateralized by U.S. Treasury obligations valued at $360,626,178; 0.00% - 3.88%; 07/31/2027 - 05/15/2046)	3.70%	03/04/2026	40,032,405	40,003,625
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/25/2026, aggregate maturing value of $2,147,423,010 (collateralized by U.S. Treasury obligations valued at $2,192,151,884; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.71%	03/04/2026	352,066,294	351,812,500
Natixis, joint agreement dated 02/27/2026, aggregate maturing value of $1,000,305,833 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 7.00%; 03/31/2026 - 11/20/2074)	3.67%	03/02/2026	375,114,688	375,000,000
Natixis, joint term agreement dated 01/29/2026, aggregate maturing value of $502,497,639 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,001; 0.00% - 7.00%; 01/31/2027 - 10/20/2075)(e)	3.67%	03/19/2026	301,498,583	300,000,000
RBC Dominion Securities Inc., joint agreement dated 02/27/2026, aggregate maturing value of $1,000,306,667 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $1,020,312,840; 0.00% - 7.50%; 07/15/2026 - 10/20/2065)	3.68%	03/02/2026	210,064,400	210,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,024,897,174; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.87%	07/27/2026	$160,565,275	$155,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,040,292,750; 0.00% - 5.00%; 03/12/2026 - 02/15/2056)(e)	3.83%	08/26/2026	166,196,089	160,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $835,437,338; 0.00% - 6.63%; 04/16/2026 - 02/15/2056)(e)	3.87%	07/24/2026	232,981,875	225,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/04/2025, aggregate maturing value of $2,035,573,333 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,058,142,418; 0.00% - 8.00%; 04/30/2026 - 03/15/2068)(e)	3.68%	05/28/2026	396,936,800	390,000,000
Royal Bank of Canada, joint agreement dated 02/27/2026, aggregate maturing value of $3,000,917,500 (collateralized by U.S. Treasury obligations valued at $3,060,935,943; 0.13% - 4.88%; 03/15/2026 - 02/15/2056)	3.67%	03/02/2026	61,577,825	61,558,998
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage- backed securities and U.S. Treasury obligations valued at $2,078,208,705; 0.00% - 7.00%; 03/17/2026 - 03/01/2063)(e)	3.69%	09/01/2026	253,437,800	245,000,000
Royal Bank of Canada, joint term agreement dated 12/03/2025, aggregate maturing value of $3,060,833,333 (collateralized by U.S. Treasury obligations valued at $3,087,302,409; 0.00% - 4.63%; 03/05/2026 - 02/15/2054)(e)	3.65%	06/22/2026	465,246,667	456,000,000
Societe Generale, joint term agreement dated 02/25/2026, aggregate maturing value of $1,000,719,444 (collateralized by agency mortgage-backed securities valued at $1,020,000,002; 1.66% - 7.00%; 04/20/2026 - 03/20/2075)	3.70%	03/04/2026	250,179,861	250,000,000
Societe Generale, joint term agreement dated 02/27/2026, aggregate maturing value of $1,501,076,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,059; 2.00% - 6.50%; 06/01/2049 - 02/01/2056)	3.69%	03/06/2026	485,347,988	485,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	500,152,500	500,000,000
TD Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $950,291,333 (collateralized by agency mortgage-backed securities valued at $969,000,001; 1.75% - 7.71%; 05/25/2028 - 11/16/2065)	3.68%	03/02/2026	210,064,400	210,000,000
TD Securities (USA) LLC, joint term agreement dated 02/25/2026, aggregate maturing value of $480,345,333 (collateralized by agency mortgage-backed securities valued at $489,600,000; 2.50% - 5.16%; 11/20/2051 - 11/20/2055)	3.70%	03/04/2026	350,251,806	350,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/27/2026, aggregate maturing value of $1,500,457,500 (collateralized by U.S. Treasury obligations valued at $1,530,000,093; 0.50% - 4.25%; 02/28/2026 - 12/31/2030)	3.66%	03/02/2026	300,091,500	300,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/28/2026, aggregate maturing value of $363,339,000 (collateralized by agency mortgage-backed securities valued at $367,200,000; 2.00% - 7.50%; 01/01/2028 - 01/01/2056)	3.71%	04/28/2026	60,556,500	60,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier U.S. Government Money Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 09/12/2025, aggregate maturing value of $1,142,635,200 (collateralized by agency mortgage- backed securities valued at $1,142,400,001; 1.50% - 7.50%; 08/01/2027 - 01/01/2061)	3.87%	03/19/2026	$357,073,500	$350,000,000
Total Repurchase Agreements (Cost $14,669,375,123)				14,669,375,123
TOTAL INVESTMENTS IN SECURITIES(j)-99.54% (Cost $23,474,524,851)				23,474,524,851
OTHER ASSETS LESS LIABILITIES-0.46%				108,723,038
NET ASSETS-100.00%				$23,583,247,889
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes one day of interest due at maturity.
(h)	Interest is paid periodically at specified time intervals. The Repurchase Amount includes three days of interest due at maturity.
(i)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(j)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities
February 28, 2026
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Assets:
Investments in unaffiliated securities, at value	$8,190,860,363	$8,805,149,728
Repurchase agreements, at value and cost	2,105,853,720	14,669,375,123
Receivable for:
Fund shares sold	22,143,775	36,966,441
Interest	23,225,959	118,285,029
Fund expenses absorbed	549,677	1,279,659
Investment for trustee deferred compensation and retirement plans	676,954	158,225
Other assets	646	-
Total assets	10,343,311,094	23,631,214,205
Liabilities:
Payable for:
Investments purchased	50,000,000	-
Fund shares reacquired	14,782,266	16,613,778
Amount due custodian	184,399	688,246
Dividends	1,716,612	25,935,700
Accrued fees to affiliates	1,963,250	4,570,367
Trustee deferred compensation and retirement plans	676,954	158,225
Total liabilities	69,323,481	47,966,316
Net assets applicable to shares outstanding	$10,273,987,613	$23,583,247,889
Net assets consist of:
Shares of beneficial interest	$10,273,860,141	$23,582,010,644
Distributable earnings (loss)	127,472	1,237,245
	$10,273,987,613	$23,583,247,889
Net Assets:
Institutional Class	$9,969,137,266	$21,345,505,952
Investor Class	$304,172,544	$2,237,741,937
Personal Investment Class	$46,037	$-
Private Investment Class	$28,202	$-
Reserve Class	$11,773	$-
Resource Class	$591,791	$-
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,968,696,101	21,343,259,908
Investor Class	304,158,804	2,237,627,313
Personal Investment Class	46,034	-
Private Investment Class	28,201	-
Reserve Class	11,772	-
Resource Class	591,765	-
Net asset value, offering and redemption price per share for each class	$1.00	$1.00
Cost of Investments	$10,296,714,083	$23,474,524,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations
For the six months ended February 28, 2026
(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio
Investment income:
Interest	$207,152,631	$473,965,729
Expenses:
Advisory fees	12,490,377	29,625,435
Distribution fees:
Personal Investment Class	93	-
Private Investment Class	42	-
Reserve Class	50	-
Resource Class	531	-
Total expenses	12,491,093	29,625,435
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,497,285)	(8,295,075)
Net expenses	8,993,808	21,330,360
Net investment income	198,158,823	452,635,369
Net realized gain from unaffiliated investment securities	1	229,656
Net increase in net assets resulting from operations	$198,158,824	$452,865,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio
	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations:
Net investment income	$198,158,823	$391,303,721	$452,635,369	$947,744,398

Net realized gain	1	2,356	229,656	676,482

Net increase in net assets resulting from operations	198,158,824	391,306,077	452,865,025	948,420,880

Distributions to shareholders from distributable earnings:
Institutional Class	(191,931,246)	(381,517,915)	(416,666,462)	(918,978,369)

Investor Class	(6,213,597)	(9,233,389)	(35,968,907)	(28,766,029)

Personal Investment Class	(573)	(520,037)	-	-

Private Investment Class	(508)	(1,143)	-	-

Reserve Class	(179)	(415)	-	-

Resource Class	(12,720)	(30,822)	-	-

Total distributions from distributable earnings	(198,158,823)	(391,303,721)	(452,635,369)	(947,744,398)

Share transactions-net:
Institutional Class	554,179,626	1,849,359,762	(791,008,393)	3,247,715,592

Investor Class	20,302,349	131,397,110	714,934,612	1,117,830,204

Personal Investment Class	34,200	(13,619,385)	-	-

Private Investment Class	509	1,256	-	-

Reserve Class	180	458	-	-

Resource Class	(131,850)	33,862	-	-

Net increase (decrease) in net assets resulting from share transactions	574,385,014	1,967,173,063	(76,073,781)	4,365,545,796

Net increase (decrease) in net assets	574,385,015	1,967,175,419	(75,844,125)	4,366,222,278

Net assets:
Beginning of period	9,699,602,598	7,732,427,179	23,659,092,014	19,292,869,736

End of period	$10,273,987,613	$9,699,602,598	$23,583,247,889	$23,659,092,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.99%	$9,969,137	0.18%(c)	0.25%(c)	3.97%(c)
Year ended 08/31/25	1.00	0.05	0.00	0.05	(0.05)	1.00	4.62	9,414,961	0.18	0.25	4.50
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.54	7,565,591	0.18	0.25	5.39
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.50	4,774,723	0.18	0.25	4.62
Year ended 08/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.51	1,742,441	0.18	0.25	0.61
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	1,182,455	0.18	0.25	0.07
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.91	21,345,506	0.18 (c)	0.25 (c)	3.82 (c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.50	22,136,303	0.18	0.25	4.39
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.36	18,887,978	0.18	0.25	5.23
Year ended 08/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	18,958,232	0.18	0.25	4.42
Year ended 08/31/22	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.45	9,933,723	0.14	0.25	0.59
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	5,381,252	0.12	0.25	0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are available only to certain investors. Each class of shares is sold at net asset value.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and Invesco Premier U.S. Government Money Portfolio, a “government money market fund” as defined in the Rule, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.
Invesco Premier Portfolio may impose a fee upon the sale of shares. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Money Portfolio to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.
Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Funds to declare dividends from net investment income, if any, daily and pay them monthly. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Funds’ financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect a Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to Invesco Premier Portfolio and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$3,497,285
Invesco Premier U.S. Government Money Portfolio	8,295,075
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Funds.  Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY also serves as the Funds’ custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Funds may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 5—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Funds for such activity, the Funds may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Funds can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,010,776,694	$6,010,776,694	11,598,875,406	$11,598,875,406
Investor Class	281,911,148	281,911,148	521,969,267	521,969,267
Personal Investment Class	33,627	33,627	13,222,425	13,222,425
Private Investment Class	1	1	113	113
Reserve Class	1	1	43	43
Resource Class	-	-	3,040	3,040
Issued as reinvestment of dividends:
Institutional Class	179,106,480	179,106,480	381,517,885	381,517,885
Investor Class	5,159,105	5,159,105	9,226,500	9,226,500
Personal Investment Class	573	573	520,037	520,037
Private Investment Class	508	508	1,143	1,143
Reserve Class	179	179	415	415
Resource Class	12,497	12,497	30,822	30,822
Reacquired:
Institutional Class	(5,635,703,548)	(5,635,703,548)	(10,131,033,529)	(10,131,033,529)
Investor Class	(266,767,904)	(266,767,904)	(399,798,657)	(399,798,657)
Personal Investment Class	-	-	(27,361,847)	(27,361,847)
Resource Class	(144,347)	(144,347)	-	-
Net increase in share activity	574,385,014	$574,385,014	1,967,173,063	$1,967,173,063

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 7—Share Information—(continued)
Invesco Premier U.S. Government Money Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,149,717,557	$27,149,717,557	62,626,497,809	$62,626,497,809
Investor Class	3,564,720,048	3,564,720,048	2,039,620,515	2,039,620,515
Issued as reinvestment of dividends:
Institutional Class	241,852,971	241,852,971	568,104,666	568,104,666
Investor Class	34,266,832	34,266,832	28,761,155	28,761,155
Reacquired:
Institutional Class	(28,182,578,921)	(28,182,578,921)	(59,946,886,883)	(59,946,886,883)
Investor Class	(2,884,052,268)	(2,884,052,268)	(950,551,466)	(950,551,466)
Net increase (decrease) in share activity	(76,073,781)	$(76,073,781)	4,365,545,796	$4,365,545,796

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-INST

Semi-Annual Financial Statements and Other Information
February 28, 2026
Personal Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-41.52%
Australia & New Zealand Banking Group Ltd.(a)	3.65%	03/02/2026	$350,000	$350,000,000
Banco Santander S.A.(a)	3.99%	03/02/2026	100,000	100,000,000
Banco Santander S.A.(a)	4.03%	03/06/2026	50,000	50,000,059
Banco Santander S.A.(a)	4.03%	03/19/2026	50,000	50,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.05%	04/27/2026	80,000	80,000,000
Bank of America N.A. (SOFR + 0.36%)(b)	4.07%	10/02/2026	25,000	25,000,000
Bank of America N.A.	3.82%	01/15/2027	25,000	25,000,000
Barclays Bank PLC (SOFR + 0.37%)(a)(b)	4.05%	10/08/2026	50,000	50,000,000
Canadian Imperial Bank of Commerce(a)	3.63%	03/02/2026	300,000	300,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%)(a)(b)	4.08%	09/08/2026	80,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	4.34%	04/30/2026	50,000	50,000,000
Credit Industriel et Commercial(a)	3.80%	07/02/2026	100,000	100,000,000
Credit Industriel et Commercial(a)	3.79%	07/06/2026	100,000	100,000,000
DNB Bank ASA(a)	3.62%	03/02/2026	400,000	400,000,000
DZ Bank AG(a)	3.61%	03/02/2026	350,000	350,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.01%	08/24/2026	150,000	150,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.00%	08/28/2026	50,000	50,000,000
Goldman Sachs Bank USA	3.80%	10/29/2026	50,000	50,000,000
KEB Hana Bank(a)	3.86%	05/08/2026	150,000	150,000,000
Korea Development Bank(a)	4.26%	03/02/2026	50,000	50,000,000
Korea Development Bank(a)	3.80%	08/07/2026	50,000	50,000,000
Korea Development Bank(a)	3.79%	08/13/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	3.79%	06/12/2026	100,000	100,000,000
Mizuho Bank Ltd.(a)	3.64%	03/02/2026	126,000	126,000,000
Nordea Bank Abp(a)	3.59%	03/02/2026	500,000	500,000,000
Standard Chartered Bank (SOFR + 0.21%)(a)(b)	3.89%	08/06/2026	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%) (Japan)(a)(b)	3.89%	03/11/2026	50,000	49,999,993
Sumitomo Mitsui Banking Corp. (SOFR + 0.23%)(a)(b)	3.90%	04/13/2026	30,000	29,999,977
Svenska Handelsbanken AB(a)	3.60%	03/02/2026	500,000	500,000,000
Swedbank AB(a)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (The)(a)	4.38%	07/09/2026	100,000	100,000,000
Toronto-Dominion Bank (The) (SOFR + 0.30%)(a)(b)	3.98%	07/21/2026	50,000	50,000,000
Total Certificates of Deposit (Cost $4,266,000,029)				4,266,000,029
Commercial Paper-36.97%(c)
Asset Management & Custody Banks-1.40%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.17%	04/29/2026	25,000	25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	49,622,333
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,907,525
BofA Securities, Inc. (SOFR + 0.37%)(b)	4.07%	11/16/2026	10,000	10,000,000
BofA Securities, Inc.	3.85%	11/23/2026	50,000	48,616,792
				143,146,650
Asset-Backed Securities - Consumer Receivables-2.65%
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.01%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (SOFR + 0.35%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.02%	07/02/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Consumer Receivables-(continued)
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.33%	07/17/2026	$50,000	$49,204,583
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	40,000	39,256,689
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	3.99%	10/14/2026	50,000	50,000,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	50,000	49,070,861
				272,532,133
Asset-Backed Securities - Fully Supported-0.58%
Atlantic Asset Securitization LLC(a)(d)	3.83%	04/10/2026	50,000	49,789,445
Ridgefield Funding Co. LLC (SOFR + 0.27%), (CEP - BNP Paribas S.A.)(a)(b)(d)	3.94%	05/04/2026	10,000	10,000,000
				59,789,445
Asset-Backed Securities - Fully Supported Bank-5.18%
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.82%	03/20/2026	14,753	14,723,334
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.84%	04/24/2026	36,237	36,029,362
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.85%	05/21/2026	2,932	2,906,800
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/03/2026	100,000	99,979,500
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/04/2026	100,000	99,969,250
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.96%	03/18/2026	100,200	100,014,519
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.85%	06/25/2026	50,000	49,387,778
Lexington Parker Capital Co. LLC (Multi - CEPs)(a)(d)	3.71%	03/06/2026	64,017	63,984,013
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(d)	3.81%	07/06/2026	50,800	50,129,750
Mountcliff Funding LLC (Multi - CEPs)(a)(d)	3.82%	03/06/2026	15,000	14,992,083
				532,116,389
Diversified Banks-12.92%
ANZ New Zealand Int’l Ltd.(a)(d)	4.23%	03/02/2026	50,000	49,994,250
Bank of Montreal(a)	3.77%	08/19/2026	50,000	49,121,250
Bank of Montreal (SOFR + 0.34%) (Canada)(a)(b)(d)	4.01%	03/01/2027	50,000	50,000,000
Barclays Bank PLC(d)	4.09%	03/12/2026	50,000	49,938,736
Barclays Bank PLC(a)(d)	3.98%	04/24/2026	23,000	22,864,932
Barclays Bank PLC(a)(d)	3.80%	07/07/2026	50,000	49,336,889
Barclays Bank PLC(d)	3.81%	08/18/2026	50,000	49,116,944
Barclays Bank PLC(a)(d)	3.81%	08/19/2026	40,000	39,289,400
Barclays Bank PLC(a)(d)	4.06%	05/18/2026	75,000	74,353,250
Citigroup Global Markets, Inc.(d)	4.37%	05/14/2026	25,000	24,784,681
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(d)	4.01%	06/17/2026	75,000	75,000,000
Citigroup Global Markets, Inc. (SOFR + 0.30%)(b)(d)	4.01%	09/02/2026	100,000	100,000,000
DNB Bank ASA (Norway)(a)(d)	4.33%	04/20/2026	50,000	49,709,028
DNB Bank ASA (Norway)(a)(d)	4.27%	07/07/2026	40,000	39,416,889
DZ Bank AG (Germany)(a)(d)	3.77%	08/12/2026	150,000	147,471,666
ING US Funding LLC (SOFR + 0.26%)(a)(b)(d)	3.69%	03/09/2026	25,000	24,999,890
ING US Funding LLC(a)(d)	4.43%	05/01/2026	40,000	39,709,233
Kreditanstalt fuer Wiederaufbau (Germany)(a)(d)	4.03%	03/12/2026	50,000	49,939,653
Lloyds Bank PLC (United Kingdom)(a)	4.16%	03/09/2026	50,000	49,954,778
Lloyds Bank PLC (United Kingdom)(a)(d)	4.35%	04/24/2026	50,000	49,684,250
Lloyds Bank PLC (SOFR + 0.23%) (United Kingdom)(a)(b)	3.93%	04/30/2026	50,000	49,997,302
Lloyds Bank PLC (United Kingdom)(a)	3.79%	06/15/2026	53,485	52,897,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Westminster Bank PLC (United Kingdom)(a)(d)	3.65%	03/04/2026	$100,000	$99,969,583
Oversea-Chinese Banking Corp. Ltd. (Singapore)(a)(d)	3.95%	03/04/2026	40,000	39,986,967
				1,327,537,157
Diversified Capital Markets-7.05%
Alinghi Funding Co. LLC (CEP - UBS AG)(a)(d)	3.70%	03/06/2026	50,000	49,974,306
Collateralized Commercial Paper V Co. LLC (SOFR + 0.32%), (CEP - JPMorgan Securities LLC)(b)	4.03%	08/03/2026	50,000	50,000,000
Great Bear Funding LLC (SOFR + 0.28%), (CEP - Bank of Nova Scotia)(a)(b)	3.97%	10/09/2026	60,000	60,000,000
Paradelle Funding LLC (SOFR + 0.26%), (CEP - The Toronto-Dominion Bank)(a)(b)	3.98%	11/20/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.36%), (CEP - JPMorgan Securities LLC)(b)	4.05%	09/14/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.41%), (CEP - JPMorgan Securities LLC)(b)	4.12%	11/16/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.40%), (CEP - JPMorgan Securities LLC)(b)	4.11%	12/04/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.35%), (CEP - JPMorgan Securities LLC)(b)	4.06%	02/04/2027	50,000	50,000,000
UBS AG (SOFR + 0.38%)(a)(b)(d)	3.92%	05/15/2026	25,000	25,000,000
UBS AG (SOFR + 0.37%)(a)(b)(d)	4.10%	06/17/2026	35,000	35,000,000
UBS AG (SOFR + 0.35%)(a)(b)(d)	4.09%	09/30/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.08%	10/05/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.07%	10/06/2026	30,000	30,000,000
UBS AG(a)(d)	3.88%	12/21/2026	25,000	24,232,795
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.04%	02/08/2027	60,000	60,000,000
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.06%	02/25/2027	90,000	90,000,000
				724,207,101
Diversified Support Services-0.77%
Lion Bay Funding LLC (SOFR + 0.25%), (Multi - CEPs)(a)(b)(d)	3.86%	06/25/2026	30,000	30,000,000
Lion Bay Funding LLC (Multi - CEPs)(a)(d)	3.78%	07/20/2026	50,000	49,273,459
				79,273,459
Regional Banks-0.73%
ASB Bank Ltd (SOFR + 0.34%) (New Zealand)(a)(b)(d)	4.07%	02/24/2027	75,000	75,000,000
Specialized Finance-5.69%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(a)(d)	3.79%	04/16/2026	150,000	149,279,334
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/03/2026	155,000	154,968,483
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/04/2026	150,000	149,954,250
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/05/2026	10,000	9,995,933
Concord Minutemen Capital Co. LLC (SOFR + 0.34%), (CEP - Goldman Sachs International)(b)(d)	4.01%	06/22/2026	35,000	35,000,000
Podium Funding Trust (SOFR + 0.30%), (CEP - Bank of Montreal) (Canada)(a)(b)	3.70%	03/05/2026	50,000	50,000,000
Podium Funding Trust (SOFR + 0.28%) (Canada)(a)(b)	4.00%	11/17/2026	35,000	35,000,000
				584,198,000
Total Commercial Paper (Cost $3,797,800,334)				3,797,800,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.99%
Credit Enhanced-0.72%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(d)(e)	3.75%	04/01/2035	$17,850	$17,850,000
California (State of) Public Finance Authority (Adventist Health System West); Series 2024C, VRD RB (LOC - PNC Bank, N.A.)(e)(f)	3.70%	12/01/2064	40,000	40,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	3.77%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(e)	3.77%	01/01/2033	3,500	3,500,000
				74,510,000
Education Services-0.27%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB(f)	3.71%	08/01/2045	27,550	27,550,000
Total Variable Rate Demand Notes (Cost $102,060,000)				102,060,000
U.S. Government Sponsored Agency Securities-0.24%
Federal Farm Credit Bank (FFCB)-0.24%
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.81%	08/05/2027	25,000	25,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-79.72% (Cost $8,190,860,363)				8,190,860,363
			Repurchase Amount
Repurchase Agreements-20.50%(g)
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $450,142,125 (collateralized by corporate obligations and non-agency asset-backed securities valued at $472,633,400; 1.75% - 9.42%; 08/15/2026 - 02/15/2056)(a)(h)	3.79%	03/02/2026	50,015,792	50,000,000
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $750,238,750 (collateralized by equity securities valued at $787,650,428; 0.00%)(a)(h)	3.82%	03/02/2026	300,095,500	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $125,505,347 (collateralized by agency and non-agency asset-backed securities and non-agency mortgage-backed securities valued at $137,500,080; 0.00% - 17.13%; 05/15/2026 - 10/25/2069)(a)(i)	3.83%	04/06/2026	60,242,567	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $577,306,389 (collateralized by agency and non-agency asset-backed securities and agency and non-agency mortgage-backed securities valued at $603,750,001; 0.01% - 8.82%; 05/15/2026 - 02/25/2071)(a)(i)	3.80%	04/06/2026	145,581,611	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/21/2026, aggregate maturing value of $300,098,250 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $315,000,001; 2.65% - 9.25%; 10/15/2026 - 10/15/2097)(a)(h)(i)	3.93%	03/02/2026	150,049,125	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/24/2026, aggregate maturing value of $400,289,333 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $420,000,001; 2.80% - 9.63%; 06/03/2026 - 11/24/2085)(a)	3.72%	03/03/2026	125,090,417	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(h)(i)	3.77%	03/02/2026	45,014,138	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 12/18/2025, aggregate maturing value of $300,099,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $329,459,283; 0.00% - 13.00%; 08/01/2026 - 02/04/2066)(a)(h)(i)	3.98%	03/02/2026	100,033,167	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., term agreement dated 09/04/2025, maturing value of $100,033,667 (collateralized by corporate obligations and a non-agency asset-backed security valued at $110,000,448; 4.27% - 9.25%; 12/15/2028 - 03/25/2036)(a)(h)(i)	4.04%	03/02/2026	$100,033,667	$100,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $325,757,615; 0.00% - 8.75%; 03/24/2026 - 05/15/2097)(a)(j)	3.77%	03/02/2026	50,146,403	50,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $184,305,598; 0.00% - 17.15%; 03/23/2026 - 06/25/2065)(j)	3.93%	03/02/2026	175,535,306	175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $50,015,708 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.00% - 5.00%; 07/25/2032 - 10/25/2055)(a)	3.77%	03/02/2026	50,015,708	50,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $200,062,333 (collateralized by equity securities valued at $210,000,001; 0.00%)(a)	3.74%	03/02/2026	25,007,792	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $280,087,967 (collateralized by equity securities valued at $294,000,302; 0.00%)(a)	3.77%	03/02/2026	75,023,563	75,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $150,110,542 (collateralized by an agency mortgage-backed security, corporate obligations and non-agency asset-backed securities valued at $164,407,024; 0.00% - 15.00%; 06/01/2026 - 11/01/2066)(a)	3.79%	03/06/2026	30,022,108	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, a non-agency mortgage-backed security and a U.S. Treasury obligation valued at $87,803,026; 0.00% - 11.50%; 10/29/2026 - 12/21/2065)(a)(j)	3.81%	03/02/2026	80,025,400	80,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	853,980	853,720
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	250,076,458	250,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $300,218,750 (collateralized by corporate obligations valued at $315,011,961; 0.00% - 7.73%; 05/01/2026 - 10/01/2064)(a)	3.75%	03/06/2026	20,014,583	20,000,000
Wells Fargo Securities, LLC, term agreement dated 02/27/2026, maturing value of $278,196,569 (collateralized by agency mortgage-backed securities and corporate obligations valued at $296,199,832; 0.00% - 13.00%; 12/06/2026 - 10/25/2055)	4.27%	06/05/2026	278,196,569	275,000,000
Total Repurchase Agreements (Cost $2,105,853,720)				2,105,853,720
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.22% (Cost $10,296,714,083)				10,296,714,083
OTHER ASSETS LESS LIABILITIES-(0.22)%				(22,726,470)
NET ASSETS-100.00%				$10,273,987,613
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 21.6%; France: 13.1%; United Kingdom: 7.0%; Germany: 5.3%; Sweden: 5.1%; Japan: 5.0%;
other countries less than 5% each: 24.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,025,373,272, which represented 29.45% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$8,190,860,363
Repurchase agreements, at value and cost	2,105,853,720
Receivable for:
Fund shares sold	22,143,775
Interest	23,225,959
Fund expenses absorbed	549,677
Investment for trustee deferred compensation and retirement plans	676,954
Other assets	646
Total assets	10,343,311,094
Liabilities:
Payable for:
Investments purchased	50,000,000
Fund shares reacquired	14,782,266
Amount due custodian	184,399
Dividends	1,716,612
Accrued fees to affiliates	1,963,250
Trustee deferred compensation and retirement plans	676,954
Total liabilities	69,323,481
Net assets applicable to shares outstanding	$10,273,987,613
Net assets consist of:
Shares of beneficial interest	$10,273,860,141
Distributable earnings (loss)	127,472
$10,273,987,613
Net Assets:
Institutional Class	$9,969,137,266
Investor Class	$304,172,544
Personal Investment Class	$46,037
Private Investment Class	$28,202
Reserve Class	$11,773
Resource Class	$591,791
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,968,696,101
Investor Class	304,158,804
Personal Investment Class	46,034
Private Investment Class	28,201
Reserve Class	11,772
Resource Class	591,765
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$10,296,714,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$207,152,631
Expenses:
Advisory fees	12,490,377
Distribution fees:
Personal Investment Class	93
Private Investment Class	42
Reserve Class	50
Resource Class	531
Total expenses	12,491,093
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,497,285)
Net expenses	8,993,808
Net investment income	198,158,823
Net realized gain from unaffiliated investment securities	1
Net increase in net assets resulting from operations	$198,158,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$198,158,823	$391,303,721

Net realized gain	1	2,356

Net increase in net assets resulting from operations	198,158,824	391,306,077

Distributions to shareholders from distributable earnings:
Institutional Class	(191,931,246)	(381,517,915)

Investor Class	(6,213,597)	(9,233,389)

Personal Investment Class	(573)	(520,037)

Private Investment Class	(508)	(1,143)

Reserve Class	(179)	(415)

Resource Class	(12,720)	(30,822)

Total distributions from distributable earnings	(198,158,823)	(391,303,721)

Share transactions-net:
Institutional Class	554,179,626	1,849,359,762

Investor Class	20,302,349	131,397,110

Personal Investment Class	34,200	(13,619,385)

Private Investment Class	509	1,256

Reserve Class	180	458

Resource Class	(131,850)	33,862

Net increase in net assets resulting from share transactions	574,385,014	1,967,173,063

Net increase in net assets	574,385,015	1,967,175,419

Net assets:
Beginning of period	9,699,602,598	7,732,427,179

End of period	$10,273,987,613	$9,699,602,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.71%	$46	0.73%(c)	0.80%(c)	3.42%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.04	12	0.73	0.80	3.95
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.96	13,632	0.73	0.80	4.84
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.92	7,105	0.73	0.80	4.07
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	7,660	0.40	0.80	0.39
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10,829	0.23	0.80	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$3,497,285
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,010,776,694	$6,010,776,694	11,598,875,406	$11,598,875,406
Investor Class	281,911,148	281,911,148	521,969,267	521,969,267
Personal Investment Class	33,627	33,627	13,222,425	13,222,425
Private Investment Class	1	1	113	113
Reserve Class	1	1	43	43
Resource Class	-	-	3,040	3,040
Issued as reinvestment of dividends:
Institutional Class	179,106,480	179,106,480	381,517,885	381,517,885
Investor Class	5,159,105	5,159,105	9,226,500	9,226,500
Personal Investment Class	573	573	520,037	520,037
Private Investment Class	508	508	1,143	1,143
Reserve Class	179	179	415	415
Resource Class	12,497	12,497	30,822	30,822
Reacquired:
Institutional Class	(5,635,703,548)	(5,635,703,548)	(10,131,033,529)	(10,131,033,529)
Investor Class	(266,767,904)	(266,767,904)	(399,798,657)	(399,798,657)
Personal Investment Class	-	-	(27,361,847)	(27,361,847)
Resource Class	(144,347)	(144,347)	-	-
Net increase in share activity	574,385,014	$574,385,014	1,967,173,063	$1,967,173,063

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-PER

Semi-Annual Financial Statements and Other Information
February 28, 2026
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-41.52%
Australia & New Zealand Banking Group Ltd.(a)	3.65%	03/02/2026	$350,000	$350,000,000
Banco Santander S.A.(a)	3.99%	03/02/2026	100,000	100,000,000
Banco Santander S.A.(a)	4.03%	03/06/2026	50,000	50,000,059
Banco Santander S.A.(a)	4.03%	03/19/2026	50,000	50,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.05%	04/27/2026	80,000	80,000,000
Bank of America N.A. (SOFR + 0.36%)(b)	4.07%	10/02/2026	25,000	25,000,000
Bank of America N.A.	3.82%	01/15/2027	25,000	25,000,000
Barclays Bank PLC (SOFR + 0.37%)(a)(b)	4.05%	10/08/2026	50,000	50,000,000
Canadian Imperial Bank of Commerce(a)	3.63%	03/02/2026	300,000	300,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%)(a)(b)	4.08%	09/08/2026	80,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	4.34%	04/30/2026	50,000	50,000,000
Credit Industriel et Commercial(a)	3.80%	07/02/2026	100,000	100,000,000
Credit Industriel et Commercial(a)	3.79%	07/06/2026	100,000	100,000,000
DNB Bank ASA(a)	3.62%	03/02/2026	400,000	400,000,000
DZ Bank AG(a)	3.61%	03/02/2026	350,000	350,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.01%	08/24/2026	150,000	150,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.00%	08/28/2026	50,000	50,000,000
Goldman Sachs Bank USA	3.80%	10/29/2026	50,000	50,000,000
KEB Hana Bank(a)	3.86%	05/08/2026	150,000	150,000,000
Korea Development Bank(a)	4.26%	03/02/2026	50,000	50,000,000
Korea Development Bank(a)	3.80%	08/07/2026	50,000	50,000,000
Korea Development Bank(a)	3.79%	08/13/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	3.79%	06/12/2026	100,000	100,000,000
Mizuho Bank Ltd.(a)	3.64%	03/02/2026	126,000	126,000,000
Nordea Bank Abp(a)	3.59%	03/02/2026	500,000	500,000,000
Standard Chartered Bank (SOFR + 0.21%)(a)(b)	3.89%	08/06/2026	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%) (Japan)(a)(b)	3.89%	03/11/2026	50,000	49,999,993
Sumitomo Mitsui Banking Corp. (SOFR + 0.23%)(a)(b)	3.90%	04/13/2026	30,000	29,999,977
Svenska Handelsbanken AB(a)	3.60%	03/02/2026	500,000	500,000,000
Swedbank AB(a)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (The)(a)	4.38%	07/09/2026	100,000	100,000,000
Toronto-Dominion Bank (The) (SOFR + 0.30%)(a)(b)	3.98%	07/21/2026	50,000	50,000,000
Total Certificates of Deposit (Cost $4,266,000,029)				4,266,000,029
Commercial Paper-36.97%(c)
Asset Management & Custody Banks-1.40%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.17%	04/29/2026	25,000	25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	49,622,333
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,907,525
BofA Securities, Inc. (SOFR + 0.37%)(b)	4.07%	11/16/2026	10,000	10,000,000
BofA Securities, Inc.	3.85%	11/23/2026	50,000	48,616,792
				143,146,650
Asset-Backed Securities - Consumer Receivables-2.65%
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.01%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (SOFR + 0.35%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.02%	07/02/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Consumer Receivables-(continued)
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.33%	07/17/2026	$50,000	$49,204,583
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	40,000	39,256,689
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	3.99%	10/14/2026	50,000	50,000,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	50,000	49,070,861
				272,532,133
Asset-Backed Securities - Fully Supported-0.58%
Atlantic Asset Securitization LLC(a)(d)	3.83%	04/10/2026	50,000	49,789,445
Ridgefield Funding Co. LLC (SOFR + 0.27%), (CEP - BNP Paribas S.A.)(a)(b)(d)	3.94%	05/04/2026	10,000	10,000,000
				59,789,445
Asset-Backed Securities - Fully Supported Bank-5.18%
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.82%	03/20/2026	14,753	14,723,334
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.84%	04/24/2026	36,237	36,029,362
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.85%	05/21/2026	2,932	2,906,800
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/03/2026	100,000	99,979,500
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/04/2026	100,000	99,969,250
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.96%	03/18/2026	100,200	100,014,519
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.85%	06/25/2026	50,000	49,387,778
Lexington Parker Capital Co. LLC (Multi - CEPs)(a)(d)	3.71%	03/06/2026	64,017	63,984,013
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(d)	3.81%	07/06/2026	50,800	50,129,750
Mountcliff Funding LLC (Multi - CEPs)(a)(d)	3.82%	03/06/2026	15,000	14,992,083
				532,116,389
Diversified Banks-12.92%
ANZ New Zealand Int’l Ltd.(a)(d)	4.23%	03/02/2026	50,000	49,994,250
Bank of Montreal(a)	3.77%	08/19/2026	50,000	49,121,250
Bank of Montreal (SOFR + 0.34%) (Canada)(a)(b)(d)	4.01%	03/01/2027	50,000	50,000,000
Barclays Bank PLC(d)	4.09%	03/12/2026	50,000	49,938,736
Barclays Bank PLC(a)(d)	3.98%	04/24/2026	23,000	22,864,932
Barclays Bank PLC(a)(d)	3.80%	07/07/2026	50,000	49,336,889
Barclays Bank PLC(d)	3.81%	08/18/2026	50,000	49,116,944
Barclays Bank PLC(a)(d)	3.81%	08/19/2026	40,000	39,289,400
Barclays Bank PLC(a)(d)	4.06%	05/18/2026	75,000	74,353,250
Citigroup Global Markets, Inc.(d)	4.37%	05/14/2026	25,000	24,784,681
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(d)	4.01%	06/17/2026	75,000	75,000,000
Citigroup Global Markets, Inc. (SOFR + 0.30%)(b)(d)	4.01%	09/02/2026	100,000	100,000,000
DNB Bank ASA (Norway)(a)(d)	4.33%	04/20/2026	50,000	49,709,028
DNB Bank ASA (Norway)(a)(d)	4.27%	07/07/2026	40,000	39,416,889
DZ Bank AG (Germany)(a)(d)	3.77%	08/12/2026	150,000	147,471,666
ING US Funding LLC (SOFR + 0.26%)(a)(b)(d)	3.69%	03/09/2026	25,000	24,999,890
ING US Funding LLC(a)(d)	4.43%	05/01/2026	40,000	39,709,233
Kreditanstalt fuer Wiederaufbau (Germany)(a)(d)	4.03%	03/12/2026	50,000	49,939,653
Lloyds Bank PLC (United Kingdom)(a)	4.16%	03/09/2026	50,000	49,954,778
Lloyds Bank PLC (United Kingdom)(a)(d)	4.35%	04/24/2026	50,000	49,684,250
Lloyds Bank PLC (SOFR + 0.23%) (United Kingdom)(a)(b)	3.93%	04/30/2026	50,000	49,997,302
Lloyds Bank PLC (United Kingdom)(a)	3.79%	06/15/2026	53,485	52,897,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Westminster Bank PLC (United Kingdom)(a)(d)	3.65%	03/04/2026	$100,000	$99,969,583
Oversea-Chinese Banking Corp. Ltd. (Singapore)(a)(d)	3.95%	03/04/2026	40,000	39,986,967
				1,327,537,157
Diversified Capital Markets-7.05%
Alinghi Funding Co. LLC (CEP - UBS AG)(a)(d)	3.70%	03/06/2026	50,000	49,974,306
Collateralized Commercial Paper V Co. LLC (SOFR + 0.32%), (CEP - JPMorgan Securities LLC)(b)	4.03%	08/03/2026	50,000	50,000,000
Great Bear Funding LLC (SOFR + 0.28%), (CEP - Bank of Nova Scotia)(a)(b)	3.97%	10/09/2026	60,000	60,000,000
Paradelle Funding LLC (SOFR + 0.26%), (CEP - The Toronto-Dominion Bank)(a)(b)	3.98%	11/20/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.36%), (CEP - JPMorgan Securities LLC)(b)	4.05%	09/14/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.41%), (CEP - JPMorgan Securities LLC)(b)	4.12%	11/16/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.40%), (CEP - JPMorgan Securities LLC)(b)	4.11%	12/04/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.35%), (CEP - JPMorgan Securities LLC)(b)	4.06%	02/04/2027	50,000	50,000,000
UBS AG (SOFR + 0.38%)(a)(b)(d)	3.92%	05/15/2026	25,000	25,000,000
UBS AG (SOFR + 0.37%)(a)(b)(d)	4.10%	06/17/2026	35,000	35,000,000
UBS AG (SOFR + 0.35%)(a)(b)(d)	4.09%	09/30/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.08%	10/05/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.07%	10/06/2026	30,000	30,000,000
UBS AG(a)(d)	3.88%	12/21/2026	25,000	24,232,795
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.04%	02/08/2027	60,000	60,000,000
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.06%	02/25/2027	90,000	90,000,000
				724,207,101
Diversified Support Services-0.77%
Lion Bay Funding LLC (SOFR + 0.25%), (Multi - CEPs)(a)(b)(d)	3.86%	06/25/2026	30,000	30,000,000
Lion Bay Funding LLC (Multi - CEPs)(a)(d)	3.78%	07/20/2026	50,000	49,273,459
				79,273,459
Regional Banks-0.73%
ASB Bank Ltd (SOFR + 0.34%) (New Zealand)(a)(b)(d)	4.07%	02/24/2027	75,000	75,000,000
Specialized Finance-5.69%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(a)(d)	3.79%	04/16/2026	150,000	149,279,334
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/03/2026	155,000	154,968,483
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/04/2026	150,000	149,954,250
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/05/2026	10,000	9,995,933
Concord Minutemen Capital Co. LLC (SOFR + 0.34%), (CEP - Goldman Sachs International)(b)(d)	4.01%	06/22/2026	35,000	35,000,000
Podium Funding Trust (SOFR + 0.30%), (CEP - Bank of Montreal) (Canada)(a)(b)	3.70%	03/05/2026	50,000	50,000,000
Podium Funding Trust (SOFR + 0.28%) (Canada)(a)(b)	4.00%	11/17/2026	35,000	35,000,000
				584,198,000
Total Commercial Paper (Cost $3,797,800,334)				3,797,800,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.99%
Credit Enhanced-0.72%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(d)(e)	3.75%	04/01/2035	$17,850	$17,850,000
California (State of) Public Finance Authority (Adventist Health System West); Series 2024C, VRD RB (LOC - PNC Bank, N.A.)(e)(f)	3.70%	12/01/2064	40,000	40,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	3.77%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(e)	3.77%	01/01/2033	3,500	3,500,000
				74,510,000
Education Services-0.27%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB(f)	3.71%	08/01/2045	27,550	27,550,000
Total Variable Rate Demand Notes (Cost $102,060,000)				102,060,000
U.S. Government Sponsored Agency Securities-0.24%
Federal Farm Credit Bank (FFCB)-0.24%
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.81%	08/05/2027	25,000	25,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-79.72% (Cost $8,190,860,363)				8,190,860,363
			Repurchase Amount
Repurchase Agreements-20.50%(g)
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $450,142,125 (collateralized by corporate obligations and non-agency asset-backed securities valued at $472,633,400; 1.75% - 9.42%; 08/15/2026 - 02/15/2056)(a)(h)	3.79%	03/02/2026	50,015,792	50,000,000
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $750,238,750 (collateralized by equity securities valued at $787,650,428; 0.00%)(a)(h)	3.82%	03/02/2026	300,095,500	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $125,505,347 (collateralized by agency and non-agency asset-backed securities and non-agency mortgage-backed securities valued at $137,500,080; 0.00% - 17.13%; 05/15/2026 - 10/25/2069)(a)(i)	3.83%	04/06/2026	60,242,567	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $577,306,389 (collateralized by agency and non-agency asset-backed securities and agency and non-agency mortgage-backed securities valued at $603,750,001; 0.01% - 8.82%; 05/15/2026 - 02/25/2071)(a)(i)	3.80%	04/06/2026	145,581,611	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/21/2026, aggregate maturing value of $300,098,250 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $315,000,001; 2.65% - 9.25%; 10/15/2026 - 10/15/2097)(a)(h)(i)	3.93%	03/02/2026	150,049,125	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/24/2026, aggregate maturing value of $400,289,333 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $420,000,001; 2.80% - 9.63%; 06/03/2026 - 11/24/2085)(a)	3.72%	03/03/2026	125,090,417	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(h)(i)	3.77%	03/02/2026	45,014,138	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 12/18/2025, aggregate maturing value of $300,099,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $329,459,283; 0.00% - 13.00%; 08/01/2026 - 02/04/2066)(a)(h)(i)	3.98%	03/02/2026	100,033,167	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., term agreement dated 09/04/2025, maturing value of $100,033,667 (collateralized by corporate obligations and a non-agency asset-backed security valued at $110,000,448; 4.27% - 9.25%; 12/15/2028 - 03/25/2036)(a)(h)(i)	4.04%	03/02/2026	$100,033,667	$100,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $325,757,615; 0.00% - 8.75%; 03/24/2026 - 05/15/2097)(a)(j)	3.77%	03/02/2026	50,146,403	50,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $184,305,598; 0.00% - 17.15%; 03/23/2026 - 06/25/2065)(j)	3.93%	03/02/2026	175,535,306	175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $50,015,708 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.00% - 5.00%; 07/25/2032 - 10/25/2055)(a)	3.77%	03/02/2026	50,015,708	50,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $200,062,333 (collateralized by equity securities valued at $210,000,001; 0.00%)(a)	3.74%	03/02/2026	25,007,792	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $280,087,967 (collateralized by equity securities valued at $294,000,302; 0.00%)(a)	3.77%	03/02/2026	75,023,563	75,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $150,110,542 (collateralized by an agency mortgage-backed security, corporate obligations and non-agency asset-backed securities valued at $164,407,024; 0.00% - 15.00%; 06/01/2026 - 11/01/2066)(a)	3.79%	03/06/2026	30,022,108	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, a non-agency mortgage-backed security and a U.S. Treasury obligation valued at $87,803,026; 0.00% - 11.50%; 10/29/2026 - 12/21/2065)(a)(j)	3.81%	03/02/2026	80,025,400	80,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	853,980	853,720
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	250,076,458	250,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $300,218,750 (collateralized by corporate obligations valued at $315,011,961; 0.00% - 7.73%; 05/01/2026 - 10/01/2064)(a)	3.75%	03/06/2026	20,014,583	20,000,000
Wells Fargo Securities, LLC, term agreement dated 02/27/2026, maturing value of $278,196,569 (collateralized by agency mortgage-backed securities and corporate obligations valued at $296,199,832; 0.00% - 13.00%; 12/06/2026 - 10/25/2055)	4.27%	06/05/2026	278,196,569	275,000,000
Total Repurchase Agreements (Cost $2,105,853,720)				2,105,853,720
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.22% (Cost $10,296,714,083)				10,296,714,083
OTHER ASSETS LESS LIABILITIES-(0.22)%				(22,726,470)
NET ASSETS-100.00%				$10,273,987,613
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 21.6%; France: 13.1%; United Kingdom: 7.0%; Germany: 5.3%; Sweden: 5.1%; Japan: 5.0%;
other countries less than 5% each: 24.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,025,373,272, which represented 29.45% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$8,190,860,363
Repurchase agreements, at value and cost	2,105,853,720
Receivable for:
Fund shares sold	22,143,775
Interest	23,225,959
Fund expenses absorbed	549,677
Investment for trustee deferred compensation and retirement plans	676,954
Other assets	646
Total assets	10,343,311,094
Liabilities:
Payable for:
Investments purchased	50,000,000
Fund shares reacquired	14,782,266
Amount due custodian	184,399
Dividends	1,716,612
Accrued fees to affiliates	1,963,250
Trustee deferred compensation and retirement plans	676,954
Total liabilities	69,323,481
Net assets applicable to shares outstanding	$10,273,987,613
Net assets consist of:
Shares of beneficial interest	$10,273,860,141
Distributable earnings (loss)	127,472
$10,273,987,613
Net Assets:
Institutional Class	$9,969,137,266
Investor Class	$304,172,544
Personal Investment Class	$46,037
Private Investment Class	$28,202
Reserve Class	$11,773
Resource Class	$591,791
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,968,696,101
Investor Class	304,158,804
Personal Investment Class	46,034
Private Investment Class	28,201
Reserve Class	11,772
Resource Class	591,765
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$10,296,714,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$207,152,631
Expenses:
Advisory fees	12,490,377
Distribution fees:
Personal Investment Class	93
Private Investment Class	42
Reserve Class	50
Resource Class	531
Total expenses	12,491,093
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,497,285)
Net expenses	8,993,808
Net investment income	198,158,823
Net realized gain from unaffiliated investment securities	1
Net increase in net assets resulting from operations	$198,158,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$198,158,823	$391,303,721

Net realized gain	1	2,356

Net increase in net assets resulting from operations	198,158,824	391,306,077

Distributions to shareholders from distributable earnings:
Institutional Class	(191,931,246)	(381,517,915)

Investor Class	(6,213,597)	(9,233,389)

Personal Investment Class	(573)	(520,037)

Private Investment Class	(508)	(1,143)

Reserve Class	(179)	(415)

Resource Class	(12,720)	(30,822)

Total distributions from distributable earnings	(198,158,823)	(391,303,721)

Share transactions-net:
Institutional Class	554,179,626	1,849,359,762

Investor Class	20,302,349	131,397,110

Personal Investment Class	34,200	(13,619,385)

Private Investment Class	509	1,256

Reserve Class	180	458

Resource Class	(131,850)	33,862

Net increase in net assets resulting from share transactions	574,385,014	1,967,173,063

Net increase in net assets	574,385,015	1,967,175,419

Net assets:
Beginning of period	9,699,602,598	7,732,427,179

End of period	$10,273,987,613	$9,699,602,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.84%	$28	0.48%(c)	0.55%(c)	3.67%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.31	28	0.48	0.55	4.20
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.23	26	0.48	0.55	5.09
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.19	25	0.48	0.55	4.33
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.38	24	0.22	0.55	0.57
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	162	0.25	0.55	0.00

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$3,497,285
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,010,776,694	$6,010,776,694	11,598,875,406	$11,598,875,406
Investor Class	281,911,148	281,911,148	521,969,267	521,969,267
Personal Investment Class	33,627	33,627	13,222,425	13,222,425
Private Investment Class	1	1	113	113
Reserve Class	1	1	43	43
Resource Class	-	-	3,040	3,040
Issued as reinvestment of dividends:
Institutional Class	179,106,480	179,106,480	381,517,885	381,517,885
Investor Class	5,159,105	5,159,105	9,226,500	9,226,500
Personal Investment Class	573	573	520,037	520,037
Private Investment Class	508	508	1,143	1,143
Reserve Class	179	179	415	415
Resource Class	12,497	12,497	30,822	30,822
Reacquired:
Institutional Class	(5,635,703,548)	(5,635,703,548)	(10,131,033,529)	(10,131,033,529)
Investor Class	(266,767,904)	(266,767,904)	(399,798,657)	(399,798,657)
Personal Investment Class	-	-	(27,361,847)	(27,361,847)
Resource Class	(144,347)	(144,347)	-	-
Net increase in share activity	574,385,014	$574,385,014	1,967,173,063	$1,967,173,063

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-PRV

Semi-Annual Financial Statements and Other Information
February 28, 2026
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-41.52%
Australia & New Zealand Banking Group Ltd.(a)	3.65%	03/02/2026	$350,000	$350,000,000
Banco Santander S.A.(a)	3.99%	03/02/2026	100,000	100,000,000
Banco Santander S.A.(a)	4.03%	03/06/2026	50,000	50,000,059
Banco Santander S.A.(a)	4.03%	03/19/2026	50,000	50,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.05%	04/27/2026	80,000	80,000,000
Bank of America N.A. (SOFR + 0.36%)(b)	4.07%	10/02/2026	25,000	25,000,000
Bank of America N.A.	3.82%	01/15/2027	25,000	25,000,000
Barclays Bank PLC (SOFR + 0.37%)(a)(b)	4.05%	10/08/2026	50,000	50,000,000
Canadian Imperial Bank of Commerce(a)	3.63%	03/02/2026	300,000	300,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%)(a)(b)	4.08%	09/08/2026	80,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	4.34%	04/30/2026	50,000	50,000,000
Credit Industriel et Commercial(a)	3.80%	07/02/2026	100,000	100,000,000
Credit Industriel et Commercial(a)	3.79%	07/06/2026	100,000	100,000,000
DNB Bank ASA(a)	3.62%	03/02/2026	400,000	400,000,000
DZ Bank AG(a)	3.61%	03/02/2026	350,000	350,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.01%	08/24/2026	150,000	150,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.00%	08/28/2026	50,000	50,000,000
Goldman Sachs Bank USA	3.80%	10/29/2026	50,000	50,000,000
KEB Hana Bank(a)	3.86%	05/08/2026	150,000	150,000,000
Korea Development Bank(a)	4.26%	03/02/2026	50,000	50,000,000
Korea Development Bank(a)	3.80%	08/07/2026	50,000	50,000,000
Korea Development Bank(a)	3.79%	08/13/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	3.79%	06/12/2026	100,000	100,000,000
Mizuho Bank Ltd.(a)	3.64%	03/02/2026	126,000	126,000,000
Nordea Bank Abp(a)	3.59%	03/02/2026	500,000	500,000,000
Standard Chartered Bank (SOFR + 0.21%)(a)(b)	3.89%	08/06/2026	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%) (Japan)(a)(b)	3.89%	03/11/2026	50,000	49,999,993
Sumitomo Mitsui Banking Corp. (SOFR + 0.23%)(a)(b)	3.90%	04/13/2026	30,000	29,999,977
Svenska Handelsbanken AB(a)	3.60%	03/02/2026	500,000	500,000,000
Swedbank AB(a)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (The)(a)	4.38%	07/09/2026	100,000	100,000,000
Toronto-Dominion Bank (The) (SOFR + 0.30%)(a)(b)	3.98%	07/21/2026	50,000	50,000,000
Total Certificates of Deposit (Cost $4,266,000,029)				4,266,000,029
Commercial Paper-36.97%(c)
Asset Management & Custody Banks-1.40%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.17%	04/29/2026	25,000	25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	49,622,333
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,907,525
BofA Securities, Inc. (SOFR + 0.37%)(b)	4.07%	11/16/2026	10,000	10,000,000
BofA Securities, Inc.	3.85%	11/23/2026	50,000	48,616,792
				143,146,650
Asset-Backed Securities - Consumer Receivables-2.65%
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.01%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (SOFR + 0.35%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.02%	07/02/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Consumer Receivables-(continued)
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.33%	07/17/2026	$50,000	$49,204,583
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	40,000	39,256,689
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	3.99%	10/14/2026	50,000	50,000,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	50,000	49,070,861
				272,532,133
Asset-Backed Securities - Fully Supported-0.58%
Atlantic Asset Securitization LLC(a)(d)	3.83%	04/10/2026	50,000	49,789,445
Ridgefield Funding Co. LLC (SOFR + 0.27%), (CEP - BNP Paribas S.A.)(a)(b)(d)	3.94%	05/04/2026	10,000	10,000,000
				59,789,445
Asset-Backed Securities - Fully Supported Bank-5.18%
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.82%	03/20/2026	14,753	14,723,334
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.84%	04/24/2026	36,237	36,029,362
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.85%	05/21/2026	2,932	2,906,800
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/03/2026	100,000	99,979,500
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/04/2026	100,000	99,969,250
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.96%	03/18/2026	100,200	100,014,519
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.85%	06/25/2026	50,000	49,387,778
Lexington Parker Capital Co. LLC (Multi - CEPs)(a)(d)	3.71%	03/06/2026	64,017	63,984,013
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(d)	3.81%	07/06/2026	50,800	50,129,750
Mountcliff Funding LLC (Multi - CEPs)(a)(d)	3.82%	03/06/2026	15,000	14,992,083
				532,116,389
Diversified Banks-12.92%
ANZ New Zealand Int’l Ltd.(a)(d)	4.23%	03/02/2026	50,000	49,994,250
Bank of Montreal(a)	3.77%	08/19/2026	50,000	49,121,250
Bank of Montreal (SOFR + 0.34%) (Canada)(a)(b)(d)	4.01%	03/01/2027	50,000	50,000,000
Barclays Bank PLC(d)	4.09%	03/12/2026	50,000	49,938,736
Barclays Bank PLC(a)(d)	3.98%	04/24/2026	23,000	22,864,932
Barclays Bank PLC(a)(d)	3.80%	07/07/2026	50,000	49,336,889
Barclays Bank PLC(d)	3.81%	08/18/2026	50,000	49,116,944
Barclays Bank PLC(a)(d)	3.81%	08/19/2026	40,000	39,289,400
Barclays Bank PLC(a)(d)	4.06%	05/18/2026	75,000	74,353,250
Citigroup Global Markets, Inc.(d)	4.37%	05/14/2026	25,000	24,784,681
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(d)	4.01%	06/17/2026	75,000	75,000,000
Citigroup Global Markets, Inc. (SOFR + 0.30%)(b)(d)	4.01%	09/02/2026	100,000	100,000,000
DNB Bank ASA (Norway)(a)(d)	4.33%	04/20/2026	50,000	49,709,028
DNB Bank ASA (Norway)(a)(d)	4.27%	07/07/2026	40,000	39,416,889
DZ Bank AG (Germany)(a)(d)	3.77%	08/12/2026	150,000	147,471,666
ING US Funding LLC (SOFR + 0.26%)(a)(b)(d)	3.69%	03/09/2026	25,000	24,999,890
ING US Funding LLC(a)(d)	4.43%	05/01/2026	40,000	39,709,233
Kreditanstalt fuer Wiederaufbau (Germany)(a)(d)	4.03%	03/12/2026	50,000	49,939,653
Lloyds Bank PLC (United Kingdom)(a)	4.16%	03/09/2026	50,000	49,954,778
Lloyds Bank PLC (United Kingdom)(a)(d)	4.35%	04/24/2026	50,000	49,684,250
Lloyds Bank PLC (SOFR + 0.23%) (United Kingdom)(a)(b)	3.93%	04/30/2026	50,000	49,997,302
Lloyds Bank PLC (United Kingdom)(a)	3.79%	06/15/2026	53,485	52,897,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Westminster Bank PLC (United Kingdom)(a)(d)	3.65%	03/04/2026	$100,000	$99,969,583
Oversea-Chinese Banking Corp. Ltd. (Singapore)(a)(d)	3.95%	03/04/2026	40,000	39,986,967
				1,327,537,157
Diversified Capital Markets-7.05%
Alinghi Funding Co. LLC (CEP - UBS AG)(a)(d)	3.70%	03/06/2026	50,000	49,974,306
Collateralized Commercial Paper V Co. LLC (SOFR + 0.32%), (CEP - JPMorgan Securities LLC)(b)	4.03%	08/03/2026	50,000	50,000,000
Great Bear Funding LLC (SOFR + 0.28%), (CEP - Bank of Nova Scotia)(a)(b)	3.97%	10/09/2026	60,000	60,000,000
Paradelle Funding LLC (SOFR + 0.26%), (CEP - The Toronto-Dominion Bank)(a)(b)	3.98%	11/20/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.36%), (CEP - JPMorgan Securities LLC)(b)	4.05%	09/14/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.41%), (CEP - JPMorgan Securities LLC)(b)	4.12%	11/16/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.40%), (CEP - JPMorgan Securities LLC)(b)	4.11%	12/04/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.35%), (CEP - JPMorgan Securities LLC)(b)	4.06%	02/04/2027	50,000	50,000,000
UBS AG (SOFR + 0.38%)(a)(b)(d)	3.92%	05/15/2026	25,000	25,000,000
UBS AG (SOFR + 0.37%)(a)(b)(d)	4.10%	06/17/2026	35,000	35,000,000
UBS AG (SOFR + 0.35%)(a)(b)(d)	4.09%	09/30/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.08%	10/05/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.07%	10/06/2026	30,000	30,000,000
UBS AG(a)(d)	3.88%	12/21/2026	25,000	24,232,795
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.04%	02/08/2027	60,000	60,000,000
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.06%	02/25/2027	90,000	90,000,000
				724,207,101
Diversified Support Services-0.77%
Lion Bay Funding LLC (SOFR + 0.25%), (Multi - CEPs)(a)(b)(d)	3.86%	06/25/2026	30,000	30,000,000
Lion Bay Funding LLC (Multi - CEPs)(a)(d)	3.78%	07/20/2026	50,000	49,273,459
				79,273,459
Regional Banks-0.73%
ASB Bank Ltd (SOFR + 0.34%) (New Zealand)(a)(b)(d)	4.07%	02/24/2027	75,000	75,000,000
Specialized Finance-5.69%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(a)(d)	3.79%	04/16/2026	150,000	149,279,334
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/03/2026	155,000	154,968,483
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/04/2026	150,000	149,954,250
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/05/2026	10,000	9,995,933
Concord Minutemen Capital Co. LLC (SOFR + 0.34%), (CEP - Goldman Sachs International)(b)(d)	4.01%	06/22/2026	35,000	35,000,000
Podium Funding Trust (SOFR + 0.30%), (CEP - Bank of Montreal) (Canada)(a)(b)	3.70%	03/05/2026	50,000	50,000,000
Podium Funding Trust (SOFR + 0.28%) (Canada)(a)(b)	4.00%	11/17/2026	35,000	35,000,000
				584,198,000
Total Commercial Paper (Cost $3,797,800,334)				3,797,800,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.99%
Credit Enhanced-0.72%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(d)(e)	3.75%	04/01/2035	$17,850	$17,850,000
California (State of) Public Finance Authority (Adventist Health System West); Series 2024C, VRD RB (LOC - PNC Bank, N.A.)(e)(f)	3.70%	12/01/2064	40,000	40,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	3.77%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(e)	3.77%	01/01/2033	3,500	3,500,000
				74,510,000
Education Services-0.27%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB(f)	3.71%	08/01/2045	27,550	27,550,000
Total Variable Rate Demand Notes (Cost $102,060,000)				102,060,000
U.S. Government Sponsored Agency Securities-0.24%
Federal Farm Credit Bank (FFCB)-0.24%
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.81%	08/05/2027	25,000	25,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-79.72% (Cost $8,190,860,363)				8,190,860,363
			Repurchase Amount
Repurchase Agreements-20.50%(g)
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $450,142,125 (collateralized by corporate obligations and non-agency asset-backed securities valued at $472,633,400; 1.75% - 9.42%; 08/15/2026 - 02/15/2056)(a)(h)	3.79%	03/02/2026	50,015,792	50,000,000
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $750,238,750 (collateralized by equity securities valued at $787,650,428; 0.00%)(a)(h)	3.82%	03/02/2026	300,095,500	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $125,505,347 (collateralized by agency and non-agency asset-backed securities and non-agency mortgage-backed securities valued at $137,500,080; 0.00% - 17.13%; 05/15/2026 - 10/25/2069)(a)(i)	3.83%	04/06/2026	60,242,567	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $577,306,389 (collateralized by agency and non-agency asset-backed securities and agency and non-agency mortgage-backed securities valued at $603,750,001; 0.01% - 8.82%; 05/15/2026 - 02/25/2071)(a)(i)	3.80%	04/06/2026	145,581,611	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/21/2026, aggregate maturing value of $300,098,250 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $315,000,001; 2.65% - 9.25%; 10/15/2026 - 10/15/2097)(a)(h)(i)	3.93%	03/02/2026	150,049,125	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/24/2026, aggregate maturing value of $400,289,333 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $420,000,001; 2.80% - 9.63%; 06/03/2026 - 11/24/2085)(a)	3.72%	03/03/2026	125,090,417	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(h)(i)	3.77%	03/02/2026	45,014,138	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 12/18/2025, aggregate maturing value of $300,099,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $329,459,283; 0.00% - 13.00%; 08/01/2026 - 02/04/2066)(a)(h)(i)	3.98%	03/02/2026	100,033,167	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., term agreement dated 09/04/2025, maturing value of $100,033,667 (collateralized by corporate obligations and a non-agency asset-backed security valued at $110,000,448; 4.27% - 9.25%; 12/15/2028 - 03/25/2036)(a)(h)(i)	4.04%	03/02/2026	$100,033,667	$100,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $325,757,615; 0.00% - 8.75%; 03/24/2026 - 05/15/2097)(a)(j)	3.77%	03/02/2026	50,146,403	50,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $184,305,598; 0.00% - 17.15%; 03/23/2026 - 06/25/2065)(j)	3.93%	03/02/2026	175,535,306	175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $50,015,708 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.00% - 5.00%; 07/25/2032 - 10/25/2055)(a)	3.77%	03/02/2026	50,015,708	50,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $200,062,333 (collateralized by equity securities valued at $210,000,001; 0.00%)(a)	3.74%	03/02/2026	25,007,792	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $280,087,967 (collateralized by equity securities valued at $294,000,302; 0.00%)(a)	3.77%	03/02/2026	75,023,563	75,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $150,110,542 (collateralized by an agency mortgage-backed security, corporate obligations and non-agency asset-backed securities valued at $164,407,024; 0.00% - 15.00%; 06/01/2026 - 11/01/2066)(a)	3.79%	03/06/2026	30,022,108	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, a non-agency mortgage-backed security and a U.S. Treasury obligation valued at $87,803,026; 0.00% - 11.50%; 10/29/2026 - 12/21/2065)(a)(j)	3.81%	03/02/2026	80,025,400	80,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	853,980	853,720
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	250,076,458	250,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $300,218,750 (collateralized by corporate obligations valued at $315,011,961; 0.00% - 7.73%; 05/01/2026 - 10/01/2064)(a)	3.75%	03/06/2026	20,014,583	20,000,000
Wells Fargo Securities, LLC, term agreement dated 02/27/2026, maturing value of $278,196,569 (collateralized by agency mortgage-backed securities and corporate obligations valued at $296,199,832; 0.00% - 13.00%; 12/06/2026 - 10/25/2055)	4.27%	06/05/2026	278,196,569	275,000,000
Total Repurchase Agreements (Cost $2,105,853,720)				2,105,853,720
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.22% (Cost $10,296,714,083)				10,296,714,083
OTHER ASSETS LESS LIABILITIES-(0.22)%				(22,726,470)
NET ASSETS-100.00%				$10,273,987,613
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 21.6%; France: 13.1%; United Kingdom: 7.0%; Germany: 5.3%; Sweden: 5.1%; Japan: 5.0%;
other countries less than 5% each: 24.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,025,373,272, which represented 29.45% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$8,190,860,363
Repurchase agreements, at value and cost	2,105,853,720
Receivable for:
Fund shares sold	22,143,775
Interest	23,225,959
Fund expenses absorbed	549,677
Investment for trustee deferred compensation and retirement plans	676,954
Other assets	646
Total assets	10,343,311,094
Liabilities:
Payable for:
Investments purchased	50,000,000
Fund shares reacquired	14,782,266
Amount due custodian	184,399
Dividends	1,716,612
Accrued fees to affiliates	1,963,250
Trustee deferred compensation and retirement plans	676,954
Total liabilities	69,323,481
Net assets applicable to shares outstanding	$10,273,987,613
Net assets consist of:
Shares of beneficial interest	$10,273,860,141
Distributable earnings (loss)	127,472
$10,273,987,613
Net Assets:
Institutional Class	$9,969,137,266
Investor Class	$304,172,544
Personal Investment Class	$46,037
Private Investment Class	$28,202
Reserve Class	$11,773
Resource Class	$591,791
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,968,696,101
Investor Class	304,158,804
Personal Investment Class	46,034
Private Investment Class	28,201
Reserve Class	11,772
Resource Class	591,765
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$10,296,714,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$207,152,631
Expenses:
Advisory fees	12,490,377
Distribution fees:
Personal Investment Class	93
Private Investment Class	42
Reserve Class	50
Resource Class	531
Total expenses	12,491,093
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,497,285)
Net expenses	8,993,808
Net investment income	198,158,823
Net realized gain from unaffiliated investment securities	1
Net increase in net assets resulting from operations	$198,158,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$198,158,823	$391,303,721

Net realized gain	1	2,356

Net increase in net assets resulting from operations	198,158,824	391,306,077

Distributions to shareholders from distributable earnings:
Institutional Class	(191,931,246)	(381,517,915)

Investor Class	(6,213,597)	(9,233,389)

Personal Investment Class	(573)	(520,037)

Private Investment Class	(508)	(1,143)

Reserve Class	(179)	(415)

Resource Class	(12,720)	(30,822)

Total distributions from distributable earnings	(198,158,823)	(391,303,721)

Share transactions-net:
Institutional Class	554,179,626	1,849,359,762

Investor Class	20,302,349	131,397,110

Personal Investment Class	34,200	(13,619,385)

Private Investment Class	509	1,256

Reserve Class	180	458

Resource Class	(131,850)	33,862

Net increase in net assets resulting from share transactions	574,385,014	1,967,173,063

Net increase in net assets	574,385,015	1,967,175,419

Net assets:
Beginning of period	9,699,602,598	7,732,427,179

End of period	$10,273,987,613	$9,699,602,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.55%	$12	1.05%(c)	1.12%(c)	3.10%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.73	12	1.05	1.12	3.63
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.64	11	1.05	1.12	4.52
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	3.61	11	1.05	1.12	3.75
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	10	0.47	1.12	0.32
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	10	0.20	1.12	0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$3,497,285
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,010,776,694	$6,010,776,694	11,598,875,406	$11,598,875,406
Investor Class	281,911,148	281,911,148	521,969,267	521,969,267
Personal Investment Class	33,627	33,627	13,222,425	13,222,425
Private Investment Class	1	1	113	113
Reserve Class	1	1	43	43
Resource Class	-	-	3,040	3,040
Issued as reinvestment of dividends:
Institutional Class	179,106,480	179,106,480	381,517,885	381,517,885
Investor Class	5,159,105	5,159,105	9,226,500	9,226,500
Personal Investment Class	573	573	520,037	520,037
Private Investment Class	508	508	1,143	1,143
Reserve Class	179	179	415	415
Resource Class	12,497	12,497	30,822	30,822
Reacquired:
Institutional Class	(5,635,703,548)	(5,635,703,548)	(10,131,033,529)	(10,131,033,529)
Investor Class	(266,767,904)	(266,767,904)	(399,798,657)	(399,798,657)
Personal Investment Class	-	-	(27,361,847)	(27,361,847)
Resource Class	(144,347)	(144,347)	-	-
Net increase in share activity	574,385,014	$574,385,014	1,967,173,063	$1,967,173,063

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-RSV

Semi-Annual Financial Statements and Other Information
February 28, 2026
Resource Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit-41.52%
Australia & New Zealand Banking Group Ltd.(a)	3.65%	03/02/2026	$350,000	$350,000,000
Banco Santander S.A.(a)	3.99%	03/02/2026	100,000	100,000,000
Banco Santander S.A.(a)	4.03%	03/06/2026	50,000	50,000,059
Banco Santander S.A.(a)	4.03%	03/19/2026	50,000	50,000,000
Bank of America N.A.	4.24%	03/02/2026	25,000	25,000,000
Bank of America N.A. (SOFR + 0.34%)(b)	4.05%	04/27/2026	80,000	80,000,000
Bank of America N.A. (SOFR + 0.36%)(b)	4.07%	10/02/2026	25,000	25,000,000
Bank of America N.A.	3.82%	01/15/2027	25,000	25,000,000
Barclays Bank PLC (SOFR + 0.37%)(a)(b)	4.05%	10/08/2026	50,000	50,000,000
Canadian Imperial Bank of Commerce(a)	3.63%	03/02/2026	300,000	300,000,000
Canadian Imperial Bank of Commerce (SOFR + 0.40%)(a)(b)	4.08%	09/08/2026	80,000	80,000,000
Credit Agricole Corporate and Investment Bank(a)	4.34%	04/30/2026	50,000	50,000,000
Credit Industriel et Commercial(a)	3.80%	07/02/2026	100,000	100,000,000
Credit Industriel et Commercial(a)	3.79%	07/06/2026	100,000	100,000,000
DNB Bank ASA(a)	3.62%	03/02/2026	400,000	400,000,000
DZ Bank AG(a)	3.61%	03/02/2026	350,000	350,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.01%	08/24/2026	150,000	150,000,000
Goldman Sachs Bank USA (SOFR + 0.32%)(b)	4.00%	08/28/2026	50,000	50,000,000
Goldman Sachs Bank USA	3.80%	10/29/2026	50,000	50,000,000
KEB Hana Bank(a)	3.86%	05/08/2026	150,000	150,000,000
Korea Development Bank(a)	4.26%	03/02/2026	50,000	50,000,000
Korea Development Bank(a)	3.80%	08/07/2026	50,000	50,000,000
Korea Development Bank(a)	3.79%	08/13/2026	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.(a)	3.79%	06/12/2026	100,000	100,000,000
Mizuho Bank Ltd.(a)	3.64%	03/02/2026	126,000	126,000,000
Nordea Bank Abp(a)	3.59%	03/02/2026	500,000	500,000,000
Standard Chartered Bank (SOFR + 0.21%)(a)(b)	3.89%	08/06/2026	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.22%) (Japan)(a)(b)	3.89%	03/11/2026	50,000	49,999,993
Sumitomo Mitsui Banking Corp. (SOFR + 0.23%)(a)(b)	3.90%	04/13/2026	30,000	29,999,977
Svenska Handelsbanken AB(a)	3.60%	03/02/2026	500,000	500,000,000
Swedbank AB(a)	4.31%	04/24/2026	25,000	25,000,000
Toronto-Dominion Bank (The)(a)	4.38%	07/09/2026	100,000	100,000,000
Toronto-Dominion Bank (The) (SOFR + 0.30%)(a)(b)	3.98%	07/21/2026	50,000	50,000,000
Total Certificates of Deposit (Cost $4,266,000,029)				4,266,000,029
Commercial Paper-36.97%(c)
Asset Management & Custody Banks-1.40%
BofA Securities, Inc. (SOFR + 0.43%)(b)	4.17%	04/29/2026	25,000	25,000,000
BofA Securities, Inc.	4.25%	05/06/2026	50,000	49,622,333
BofA Securities, Inc.	4.24%	05/21/2026	10,000	9,907,525
BofA Securities, Inc. (SOFR + 0.37%)(b)	4.07%	11/16/2026	10,000	10,000,000
BofA Securities, Inc.	3.85%	11/23/2026	50,000	48,616,792
				143,146,650
Asset-Backed Securities - Consumer Receivables-2.65%
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.01%	06/04/2026	35,000	35,000,000
Old Line Funding LLC (SOFR + 0.35%), (CEP - Royal Bank of Canada)(a)(b)(d)	4.02%	07/02/2026	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities - Consumer Receivables-(continued)
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.33%	07/17/2026	$50,000	$49,204,583
Old Line Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	40,000	39,256,689
Old Line Funding LLC (SOFR + 0.34%), (CEP - Royal Bank of Canada)(a)(b)(d)	3.99%	10/14/2026	50,000	50,000,000
Thunder Bay Funding LLC (CEP - Royal Bank of Canada)(a)(d)	4.20%	08/14/2026	50,000	49,070,861
				272,532,133
Asset-Backed Securities - Fully Supported-0.58%
Atlantic Asset Securitization LLC(a)(d)	3.83%	04/10/2026	50,000	49,789,445
Ridgefield Funding Co. LLC (SOFR + 0.27%), (CEP - BNP Paribas S.A.)(a)(b)(d)	3.94%	05/04/2026	10,000	10,000,000
				59,789,445
Asset-Backed Securities - Fully Supported Bank-5.18%
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.82%	03/20/2026	14,753	14,723,334
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.84%	04/24/2026	36,237	36,029,362
Albion Capital LLC (CEP - MUFG Bank, Ltd.)(a)	3.85%	05/21/2026	2,932	2,906,800
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/03/2026	100,000	99,979,500
Anglesea Funding LLC (Multi - CEPs)(a)(d)	3.69%	03/04/2026	100,000	99,969,250
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.96%	03/18/2026	100,200	100,014,519
Concord Minutemen Capital Co. LLC (Multi - CEPs)(a)(d)	3.85%	06/25/2026	50,000	49,387,778
Lexington Parker Capital Co. LLC (Multi - CEPs)(a)(d)	3.71%	03/06/2026	64,017	63,984,013
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(a)(d)	3.81%	07/06/2026	50,800	50,129,750
Mountcliff Funding LLC (Multi - CEPs)(a)(d)	3.82%	03/06/2026	15,000	14,992,083
				532,116,389
Diversified Banks-12.92%
ANZ New Zealand Int’l Ltd.(a)(d)	4.23%	03/02/2026	50,000	49,994,250
Bank of Montreal(a)	3.77%	08/19/2026	50,000	49,121,250
Bank of Montreal (SOFR + 0.34%) (Canada)(a)(b)(d)	4.01%	03/01/2027	50,000	50,000,000
Barclays Bank PLC(d)	4.09%	03/12/2026	50,000	49,938,736
Barclays Bank PLC(a)(d)	3.98%	04/24/2026	23,000	22,864,932
Barclays Bank PLC(a)(d)	3.80%	07/07/2026	50,000	49,336,889
Barclays Bank PLC(d)	3.81%	08/18/2026	50,000	49,116,944
Barclays Bank PLC(a)(d)	3.81%	08/19/2026	40,000	39,289,400
Barclays Bank PLC(a)(d)	4.06%	05/18/2026	75,000	74,353,250
Citigroup Global Markets, Inc.(d)	4.37%	05/14/2026	25,000	24,784,681
Citigroup Global Markets, Inc. (SOFR + 0.34%)(b)(d)	4.01%	06/17/2026	75,000	75,000,000
Citigroup Global Markets, Inc. (SOFR + 0.30%)(b)(d)	4.01%	09/02/2026	100,000	100,000,000
DNB Bank ASA (Norway)(a)(d)	4.33%	04/20/2026	50,000	49,709,028
DNB Bank ASA (Norway)(a)(d)	4.27%	07/07/2026	40,000	39,416,889
DZ Bank AG (Germany)(a)(d)	3.77%	08/12/2026	150,000	147,471,666
ING US Funding LLC (SOFR + 0.26%)(a)(b)(d)	3.69%	03/09/2026	25,000	24,999,890
ING US Funding LLC(a)(d)	4.43%	05/01/2026	40,000	39,709,233
Kreditanstalt fuer Wiederaufbau (Germany)(a)(d)	4.03%	03/12/2026	50,000	49,939,653
Lloyds Bank PLC (United Kingdom)(a)	4.16%	03/09/2026	50,000	49,954,778
Lloyds Bank PLC (United Kingdom)(a)(d)	4.35%	04/24/2026	50,000	49,684,250
Lloyds Bank PLC (SOFR + 0.23%) (United Kingdom)(a)(b)	3.93%	04/30/2026	50,000	49,997,302
Lloyds Bank PLC (United Kingdom)(a)	3.79%	06/15/2026	53,485	52,897,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
National Westminster Bank PLC (United Kingdom)(a)(d)	3.65%	03/04/2026	$100,000	$99,969,583
Oversea-Chinese Banking Corp. Ltd. (Singapore)(a)(d)	3.95%	03/04/2026	40,000	39,986,967
				1,327,537,157
Diversified Capital Markets-7.05%
Alinghi Funding Co. LLC (CEP - UBS AG)(a)(d)	3.70%	03/06/2026	50,000	49,974,306
Collateralized Commercial Paper V Co. LLC (SOFR + 0.32%), (CEP - JPMorgan Securities LLC)(b)	4.03%	08/03/2026	50,000	50,000,000
Great Bear Funding LLC (SOFR + 0.28%), (CEP - Bank of Nova Scotia)(a)(b)	3.97%	10/09/2026	60,000	60,000,000
Paradelle Funding LLC (SOFR + 0.26%), (CEP - The Toronto-Dominion Bank)(a)(b)	3.98%	11/20/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.36%), (CEP - JPMorgan Securities LLC)(b)	4.05%	09/14/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.41%), (CEP - JPMorgan Securities LLC)(b)	4.12%	11/16/2026	25,000	25,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.40%), (CEP - JPMorgan Securities LLC)(b)	4.11%	12/04/2026	50,000	50,000,000
Park Avenue Collateralized Notes Co. LLC (SOFR + 0.35%), (CEP - JPMorgan Securities LLC)(b)	4.06%	02/04/2027	50,000	50,000,000
UBS AG (SOFR + 0.38%)(a)(b)(d)	3.92%	05/15/2026	25,000	25,000,000
UBS AG (SOFR + 0.37%)(a)(b)(d)	4.10%	06/17/2026	35,000	35,000,000
UBS AG (SOFR + 0.35%)(a)(b)(d)	4.09%	09/30/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.08%	10/05/2026	50,000	50,000,000
UBS AG (SOFR + 0.36%)(a)(b)(d)	4.07%	10/06/2026	30,000	30,000,000
UBS AG(a)(d)	3.88%	12/21/2026	25,000	24,232,795
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.04%	02/08/2027	60,000	60,000,000
UBS AG (SOFR + 0.33%)(a)(b)(d)	4.06%	02/25/2027	90,000	90,000,000
				724,207,101
Diversified Support Services-0.77%
Lion Bay Funding LLC (SOFR + 0.25%), (Multi - CEPs)(a)(b)(d)	3.86%	06/25/2026	30,000	30,000,000
Lion Bay Funding LLC (Multi - CEPs)(a)(d)	3.78%	07/20/2026	50,000	49,273,459
				79,273,459
Regional Banks-0.73%
ASB Bank Ltd (SOFR + 0.34%) (New Zealand)(a)(b)(d)	4.07%	02/24/2027	75,000	75,000,000
Specialized Finance-5.69%
Aquitaine Funding Co. LLC (CEP - Societe Generale S.A.)(a)(d)	3.79%	04/16/2026	150,000	149,279,334
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/03/2026	155,000	154,968,483
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/04/2026	150,000	149,954,250
CDP Financial, Inc. (Canada)(a)(d)	3.66%	03/05/2026	10,000	9,995,933
Concord Minutemen Capital Co. LLC (SOFR + 0.34%), (CEP - Goldman Sachs International)(b)(d)	4.01%	06/22/2026	35,000	35,000,000
Podium Funding Trust (SOFR + 0.30%), (CEP - Bank of Montreal) (Canada)(a)(b)	3.70%	03/05/2026	50,000	50,000,000
Podium Funding Trust (SOFR + 0.28%) (Canada)(a)(b)	4.00%	11/17/2026	35,000	35,000,000
				584,198,000
Total Commercial Paper (Cost $3,797,800,334)				3,797,800,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes-0.99%
Credit Enhanced-0.72%
Altoona-Blair County Development Corp.; Series 2015, VRD Bonds (LOC - PNC Bank, N.A.)(d)(e)	3.75%	04/01/2035	$17,850	$17,850,000
California (State of) Public Finance Authority (Adventist Health System West); Series 2024C, VRD RB (LOC - PNC Bank, N.A.)(e)(f)	3.70%	12/01/2064	40,000	40,000,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank, N.A.)(e)	3.77%	05/01/2037	13,160	13,160,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank, N.A.)(d)(e)	3.77%	01/01/2033	3,500	3,500,000
				74,510,000
Education Services-0.27%
Board of Regents of the University of Texas System; Subseries 2016 G-2, VRD RB(f)	3.71%	08/01/2045	27,550	27,550,000
Total Variable Rate Demand Notes (Cost $102,060,000)				102,060,000
U.S. Government Sponsored Agency Securities-0.24%
Federal Farm Credit Bank (FFCB)-0.24%
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.81%	08/05/2027	25,000	25,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-79.72% (Cost $8,190,860,363)				8,190,860,363
			Repurchase Amount
Repurchase Agreements-20.50%(g)
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $450,142,125 (collateralized by corporate obligations and non-agency asset-backed securities valued at $472,633,400; 1.75% - 9.42%; 08/15/2026 - 02/15/2056)(a)(h)	3.79%	03/02/2026	50,015,792	50,000,000
Bank of Nova Scotia, joint term agreement dated 02/27/2026, aggregate maturing value of $750,238,750 (collateralized by equity securities valued at $787,650,428; 0.00%)(a)(h)	3.82%	03/02/2026	300,095,500	300,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $125,505,347 (collateralized by agency and non-agency asset-backed securities and non-agency mortgage-backed securities valued at $137,500,080; 0.00% - 17.13%; 05/15/2026 - 10/25/2069)(a)(i)	3.83%	04/06/2026	60,242,567	60,000,000
BMO Capital Markets Corp., joint term agreement dated 02/27/2026, aggregate maturing value of $577,306,389 (collateralized by agency and non-agency asset-backed securities and agency and non-agency mortgage-backed securities valued at $603,750,001; 0.01% - 8.82%; 05/15/2026 - 02/25/2071)(a)(i)	3.80%	04/06/2026	145,581,611	145,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/21/2026, aggregate maturing value of $300,098,250 (collateralized by corporate obligations, a non-agency asset-backed security and non-agency mortgage-backed securities valued at $315,000,001; 2.65% - 9.25%; 10/15/2026 - 10/15/2097)(a)(h)(i)	3.93%	03/02/2026	150,049,125	150,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/24/2026, aggregate maturing value of $400,289,333 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $420,000,001; 2.80% - 9.63%; 06/03/2026 - 11/24/2085)(a)	3.72%	03/03/2026	125,090,417	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,785,419 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,550,000,000; 0.00% - 8.00%; 03/17/2026 - 08/20/2065)(h)(i)	3.77%	03/02/2026	45,014,138	45,000,000
BNP Paribas Securities Corp., joint term agreement dated 12/18/2025, aggregate maturing value of $300,099,500 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $329,459,283; 0.00% - 13.00%; 08/01/2026 - 02/04/2066)(a)(h)(i)	3.98%	03/02/2026	100,033,167	100,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., term agreement dated 09/04/2025, maturing value of $100,033,667 (collateralized by corporate obligations and a non-agency asset-backed security valued at $110,000,448; 4.27% - 9.25%; 12/15/2028 - 03/25/2036)(a)(h)(i)	4.04%	03/02/2026	$100,033,667	$100,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 08/14/2025 (collateralized by commercial paper, corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $325,757,615; 0.00% - 8.75%; 03/24/2026 - 05/15/2097)(a)(j)	3.77%	03/02/2026	50,146,403	50,000,000
J.P. Morgan Securities LLC, open agreement dated 07/17/2024 (collateralized by commercial paper and corporate obligations valued at $184,305,598; 0.00% - 17.15%; 03/23/2026 - 06/25/2065)(j)	3.93%	03/02/2026	175,535,306	175,000,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/27/2026, maturing value of $50,015,708 (collateralized by agency mortgage-backed securities valued at $51,000,000; 4.00% - 5.00%; 07/25/2032 - 10/25/2055)(a)	3.77%	03/02/2026	50,015,708	50,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 02/27/2026, aggregate maturing value of $200,062,333 (collateralized by equity securities valued at $210,000,001; 0.00%)(a)	3.74%	03/02/2026	25,007,792	25,000,000
Mizuho Securities (USA) LLC, joint agreement dated 02/27/2026, aggregate maturing value of $280,087,967 (collateralized by equity securities valued at $294,000,302; 0.00%)(a)	3.77%	03/02/2026	75,023,563	75,000,000
RBC Capital Markets LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $150,110,542 (collateralized by an agency mortgage-backed security, corporate obligations and non-agency asset-backed securities valued at $164,407,024; 0.00% - 15.00%; 06/01/2026 - 11/01/2066)(a)	3.79%	03/06/2026	30,022,108	30,000,000
Societe Generale, open agreement dated 07/17/2024 (collateralized by corporate obligations, a non-agency mortgage-backed security and a U.S. Treasury obligation valued at $87,803,026; 0.00% - 11.50%; 10/29/2026 - 12/21/2065)(a)(j)	3.81%	03/02/2026	80,025,400	80,000,000
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $1,750,533,750 (collateralized by U.S. Treasury obligations valued at $1,785,544,447; 0.00% - 5.00%; 02/28/2026 - 02/15/2055)	3.66%	03/02/2026	853,980	853,720
Standard Chartered Bank, joint agreement dated 02/27/2026, aggregate maturing value of $3,250,993,958 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,316,013,838; 0.13% - 6.50%; 02/28/2026 - 01/20/2056)	3.67%	03/02/2026	250,076,458	250,000,000
TD Securities (USA) LLC, joint term agreement dated 02/27/2026, aggregate maturing value of $300,218,750 (collateralized by corporate obligations valued at $315,011,961; 0.00% - 7.73%; 05/01/2026 - 10/01/2064)(a)	3.75%	03/06/2026	20,014,583	20,000,000
Wells Fargo Securities, LLC, term agreement dated 02/27/2026, maturing value of $278,196,569 (collateralized by agency mortgage-backed securities and corporate obligations valued at $296,199,832; 0.00% - 13.00%; 12/06/2026 - 10/25/2055)	4.27%	06/05/2026	278,196,569	275,000,000
Total Repurchase Agreements (Cost $2,105,853,720)				2,105,853,720
TOTAL INVESTMENTS IN SECURITIES(k)(l)-100.22% (Cost $10,296,714,083)				10,296,714,083
OTHER ASSETS LESS LIABILITIES-(0.22)%				(22,726,470)
NET ASSETS-100.00%				$10,273,987,613
Investment Abbreviations:
CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments—(continued)
February 28, 2026
(Unaudited)
Invesco Premier Portfolio—(continued)
Notes to Schedule of Investments:
(a)
The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America
(as a percentage of net assets) is summarized as follows: Canada: 21.6%; France: 13.1%; United Kingdom: 7.0%; Germany: 5.3%; Sweden: 5.1%; Japan: 5.0%;
other countries less than 5% each: 24.2%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $3,025,373,272, which represented 29.45% of the Fund’s Net Assets.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(g)	Principal amount equals value at period end. See Note 1J.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Also represents cost for federal income tax purposes.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in unaffiliated securities, at value	$8,190,860,363
Repurchase agreements, at value and cost	2,105,853,720
Receivable for:
Fund shares sold	22,143,775
Interest	23,225,959
Fund expenses absorbed	549,677
Investment for trustee deferred compensation and retirement plans	676,954
Other assets	646
Total assets	10,343,311,094
Liabilities:
Payable for:
Investments purchased	50,000,000
Fund shares reacquired	14,782,266
Amount due custodian	184,399
Dividends	1,716,612
Accrued fees to affiliates	1,963,250
Trustee deferred compensation and retirement plans	676,954
Total liabilities	69,323,481
Net assets applicable to shares outstanding	$10,273,987,613
Net assets consist of:
Shares of beneficial interest	$10,273,860,141
Distributable earnings (loss)	127,472
$10,273,987,613
Net Assets:
Institutional Class	$9,969,137,266
Investor Class	$304,172,544
Personal Investment Class	$46,037
Private Investment Class	$28,202
Reserve Class	$11,773
Resource Class	$591,791
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	9,968,696,101
Investor Class	304,158,804
Personal Investment Class	46,034
Private Investment Class	28,201
Reserve Class	11,772
Resource Class	591,765
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$10,296,714,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$207,152,631
Expenses:
Advisory fees	12,490,377
Distribution fees:
Personal Investment Class	93
Private Investment Class	42
Reserve Class	50
Resource Class	531
Total expenses	12,491,093
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,497,285)
Net expenses	8,993,808
Net investment income	198,158,823
Net realized gain from unaffiliated investment securities	1
Net increase in net assets resulting from operations	$198,158,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)

	Invesco Premier Portfolio
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$198,158,823	$391,303,721

Net realized gain	1	2,356

Net increase in net assets resulting from operations	198,158,824	391,306,077

Distributions to shareholders from distributable earnings:
Institutional Class	(191,931,246)	(381,517,915)

Investor Class	(6,213,597)	(9,233,389)

Personal Investment Class	(573)	(520,037)

Private Investment Class	(508)	(1,143)

Reserve Class	(179)	(415)

Resource Class	(12,720)	(30,822)

Total distributions from distributable earnings	(198,158,823)	(391,303,721)

Share transactions-net:
Institutional Class	554,179,626	1,849,359,762

Investor Class	20,302,349	131,397,110

Personal Investment Class	34,200	(13,619,385)

Private Investment Class	509	1,256

Reserve Class	180	458

Resource Class	(131,850)	33,862

Net increase in net assets resulting from share transactions	574,385,014	1,967,173,063

Net increase in net assets	574,385,015	1,967,175,419

Net assets:
Beginning of period	9,699,602,598	7,732,427,179

End of period	$10,273,987,613	$9,699,602,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.91%	$592	0.34%(c)	0.41%(c)	3.81%(c)
Year ended 08/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.45	724	0.34	0.41	4.34
Year ended 08/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	5.37	690	0.34	0.41	5.23
Year ended 08/31/23	1.00	0.04	(0.00)	0.04	(0.04)	1.00	4.33	655	0.34	0.41	4.46
Year ended 08/31/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.44	2,847	0.25	0.41	0.54
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,181	0.23	0.41	0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of two separate portfolios and authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are available only to certain investors. Each class of shares is sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule"), and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
The Fund may impose a fee upon the sale of shares.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving the Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative settled shares of the class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - It is the policy of the Fund to declare dividends from net investment income, if any, daily and pay them monthly. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s
12
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.
13
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2026, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:
Invesco Premier Portfolio	$3,497,285
The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as fund accountant and provides certain administrative services to the Fund.  Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY also serves as the Fund’s custodian.
The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily overdraft or leave balances in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY or the Fund for such activity, the Fund may either (1) pay to or receive from BNY compensation at a rate agreed upon by BNY and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY or the Fund can be compensated for use of funds.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund did not have any capital loss carryforward as of August 31, 2025.
NOTE 7—Share Information
Invesco Premier Portfolio
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	6,010,776,694	$6,010,776,694	11,598,875,406	$11,598,875,406
Investor Class	281,911,148	281,911,148	521,969,267	521,969,267
Personal Investment Class	33,627	33,627	13,222,425	13,222,425
Private Investment Class	1	1	113	113
Reserve Class	1	1	43	43
Resource Class	-	-	3,040	3,040
Issued as reinvestment of dividends:
Institutional Class	179,106,480	179,106,480	381,517,885	381,517,885
Investor Class	5,159,105	5,159,105	9,226,500	9,226,500
Personal Investment Class	573	573	520,037	520,037
Private Investment Class	508	508	1,143	1,143
Reserve Class	179	179	415	415
Resource Class	12,497	12,497	30,822	30,822
Reacquired:
Institutional Class	(5,635,703,548)	(5,635,703,548)	(10,131,033,529)	(10,131,033,529)
Investor Class	(266,767,904)	(266,767,904)	(399,798,657)	(399,798,657)
Personal Investment Class	-	-	(27,361,847)	(27,361,847)
Resource Class	(144,347)	(144,347)	-	-
Net increase in share activity	574,385,014	$574,385,014	1,967,173,063	$1,967,173,063

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

SEC file numbers: 811-05460 and 033-19862
Invesco Distributors, Inc.
CM-I-TST-NCSRS-RSC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: May 7, 2026